File Nos. 33-23512, 811-5629
                                                   Filed under Rule 497(c)
                                                   Version 1 - subset

THE  GCG  TRUST
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PROSPECTUS
MAY 1, 2002

                              MONEY MARKET FUND
                                Liquid Asset Portfolio

                              BOND FUNDS
                                Limited Maturity Bond Portfolio

                              BALANCED FUNDS
                                Fully Managed Portfolio
                                Total Return Portfolio

                              STOCK FUNDS
                                Equity Income  Portfolio
                                Growth Portfolio
                                Hard Assets Portfolio
                                Large Cap Value Portfolio
                                Mid-Cap Growth Portfolio
                                Research Portfolio


                                                                      [LOGO] ING

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

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                                TABLE OF CONTENTS
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     IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE
     REFER TO THE GCG TRUST AS "THE GCG TRUST," AND TO A SERIES OF THE GCG TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE
     "PORTFOLIOS."

                                                                            PAGE
INTRODUCTION

    The GCG Trust ....................................................        2
    Investing through your Variable Contract .........................        2
    Why Reading this Prospectus is
       Important .....................................................        2
    Types of Funds ...................................................        2
    General Risk Factors .............................................        3

PORTFOLIOS AT A GLANCE ...............................................        4

DESCRIPTION OF THE PORTFOLIOS
    Equity Income ....................................................        8
    Fully Managed ....................................................       11
    Growth ...........................................................       16
    Hard Assets ......................................................       20
    Large Cap Value ..................................................       26
    Limited Maturity Bond ............................................       29
    Liquid Asset .....................................................       33
    Mid-Cap Growth ...................................................       37
    Research .........................................................       42
    Total Return .....................................................       45

MORE INFORMATION
    A Word about Portfolio Diversity .................................       50
    Additional Information about the
       Portfolios ....................................................       50
    Non-Principal Investments and Strategies .........................       50
    Temporary Defensive Positions ....................................       50
    Portfolio Turnover ...............................................       50
    Independent Auditors .............................................       50

  FINANCIAL HIGHLIGHTS
    Equity Income ....................................................       51
    Fully Managed ....................................................       52
    Growth ...........................................................       53
    Hard Assets ......................................................       54
    Large Cap Value ..................................................       55
    Limited Maturity Bond ............................................       56
    Liquid Asset .....................................................       57
    Mid-Cap Growth ...................................................       58
    Research .........................................................       59
    Total Return .....................................................       60

  OVERALL MANAGEMENT OF THE TRUST

  THE ADVISER ........................................................       61

  CLASS S SHARES.... .................................................       61
      Service Fees - Class S Shares...................................       61

  ADVISORY FEE........................................................       62

  SHARE PRICE ........................................................       63

  TAXES AND DISTRIBUTIONS ............................................       64

  TO OBTAIN MORE INFORMATION .........................................      Back

  THE GCG TRUST TRUSTEES .............................................      Back

     AN INVESTMENT IN ANY PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                        1
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                                  INTRODUCTION
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THE GCG
TRUST The GCG Trust (the "Trust") is an open-end management investment company. The Trust consists of 36 investment series (referred to individually as a "portfolio" and collectively, as the "portfolios"). Not all of the portfolios are offered in this prospectus.

               On February 26, 2002, the Board of Trustees approved a multiple class plan (the "Plan") for the portfolios of the Trust, subject to shareholder approval if required. Under the Plan, each portfolio may offer three classes of shares. This prospectus relates only to the original or Class S shares. It is not anticipated that the Plan, once fully implemented, will cause any increase in expenses borne by the original class shareholders. For more information about Class S shares, please refer to the section of this prospectus called "Class S Shares."

INVESTING
THROUGH YOUR
VARIABLE
CONTRACT Shares of the portfolios of the GCG Trust currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies as funding choices for variable annuity contracts and variable life insurance policies ("Variable Contracts"). Assets in the Separate Account are invested in shares of the portfolios based on your allocation instructions. You do not deal directly with the portfolios to purchase or redeem shares. The accompanying Separate Account prospectus describes your rights as a Variable Contract owner.

WHY READING
THIS
PROSPECTUS
IS IMPORTANT   This prospectus explains the investment objective, risks and strategy of each of the portfolios of the Trust offered in this prospectus. Reading the prospectus will help you to decide whether a portfolio is the right investment for you. We suggest that you keep this prospectus and the prospectus for the Separate
               Account for future reference.

TYPES OF
FUNDS The portfolios are generally classified among three major asset classes: stock, bond and money market.

                      MONEY MARKET             BOND              STOCK
                          FUNDS                FUNDS             FUNDS
                    -------------------------------------------------------
                          LOWER             RISK/RETURN          HIGHER
                    -------------------------------------------------------

               o MONEY MARKET FUNDS. Money market instruments (also known as cash investments) are debt securities issued by governments, corporations, banks or other financial institutions.

               o BOND FUNDS. Bonds are debt securities representing loans from investors. A bond fund's share price - and therefore the value of your investment - can rise or fall in value because of changing interest rates or other factors.

               o BALANCED FUNDS. A balanced fund holds a mix of stocks, bonds, and sometimes cash investments. A balanced fund offers the convenience of investing in both stocks and bonds through a single fund.

               o STOCK FUNDS. Stocks - which represent shares of ownership in a company - generally offer the greatest potential for long-term growth of principal. Many stocks also provide regular dividends, which are generated by corporate profits. While stocks have historically provided the highest long-term returns, they have also

                                        2
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                            INTRODUCTION (CONTINUED)
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                    exhibited the greatest short-term price fluctuations - so a stock fund has a higher risk of losing value over the short term.

GENERAL RISK
FACTORS Investing in the portfolios, as with an investment in any security, involves risk factors and special considerations. A portfolio's risk is defined primarily by its principal investment strategies. An investment in a portfolio is not insured against loss of principal. As with any mutual fund, there can be no assurance that a portfolio will achieve its investment objective. Investing in shares of a portfolio should not be considered a complete investment program. The share value of each portfolio (except for the Liquid Asset Portfolio) will rise and fall. Although the Liquid Asset Portfolio seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money.

               It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The lower the risk, the lower the potential reward. As you consider an investment in a portfolio, you should take into account your personal tolerance for investment risk.

                                       3
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PORTFOLIOS AT A GLANCE
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The following table is a summary of the objectives, main investment strategies and risks of each portfolio. It is designed to help you understand the differences between the portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objectives, strategies and risks, which begin on page 10.

INVESTMENT PORTFOLIOS
AND PORTFOLIO MANAGERS                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
EQUITY INCOME                                     Seeks substantial dividend income as well as long-term
  Portfolio Manager:                              growth of capital.
  T. Rowe Price Associates, Inc.
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FULLY MANAGED                                     Seeks, over the long-term, a high total investment
  Portfolio Manager:                              return, consistent with the preservation of capital and
  T. Rowe Price Associates, Inc.                  prudent investment risk.
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GROWTH                                            Seeks capital appreciation.
  Portfolio Manager:
  Janus Capital Management LLC
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HARD ASSETS                                       Seeks long-term capital appreciation.
  Portfolio Manager:
  Baring International Investment Limited
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LARGE CAP VALUE                                   Seeks long-term growth of capital and income.
  Portfolio Manager:
  Capital Guardian Trust Company
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LIMITED MATURITY BOND                             Seeks highest current income consistent with low risk to
  Portfolio Manager:                              principal and liquidity. As a secondary objective, seeks
  ING Investment Management LLC                   to enhance total  return through capital appreciation
                                                  when market factors, such as falling interest  rates and
                                                  rising bond prices, indicate  that capital appreciation
                                                  may be available without significant risk to principal.
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LIQUID ASSET                                      Seeks high level of current income consistent with the
  Portfolio Manager:                              preservation of capital and liquidity.
  ING Investment Management LLC
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

                                        4
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
PRINCIPAL INVESTMENT STRATEGY                               INVESTMENT RISKS
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

Normally invests at least 80% of its net assets in          o Manager Risk
common stocks, with 65% in the common stocks of             o Market and Company Risk
well-established companies paying above-average             o Value Investing Risk
dividends.
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Pursues an active asset allocation strategy                 o Manager Risk
whereby investments are allocated among three               o Market and Company Risk
asset classes -- equity securities, debt securities,        o Income Risk
and money market instruments. Invests primarily in          o Interest Rate Risk
common stocks of established companies that are             o Credit Risk
believed to have above-average potential for                o Call Risk
capital growth.                                             o Value Investing Risk
                                                            o Allocation Risk
--------------------------------------------------------------------------------------------------------------------
Invests primarily in equity securities selected             o Manager Risk
for their growth potential.  The Portfolio may              o Market and Company Risk
invest in companies of any size, from larger,               o Growth Investing Risk
well-established companies to smaller, emerging             o Small Company Risk
growth companies.                                           o Foreign Investment Risk
                                                            o High-Yield Bond Risk
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Invests at least 80% of its assets in the equities          o Manager Risk              o OTC Investment Risk
of producers of commodities.                                o Market and Company Risk   o Foreign Investment Risk
                                                            o Hard Asset Risk           o Emerging Market Risk
                                                            o Sector Concentration      o Diversification Risk
                                                              Risk
                                                            o Industry Concentration
                                                              Risk
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Invests, under normal conditions, at least 80% of           o Manager Risk
its assets in equity and equity-related securities          o Market and Company Risk
of companies with market capitalizations greater            o Growth Investing Risk
than $1 billion at the time of investment.
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Invests primarily in a diversified portfolio of             o Manager Risk                o Credit Risk
limited maturity debt securities with average               o Market and Company Risk     o Call Risk
maturity dates of five years or less and in no              o Income Risk
cases more than seven years.                                o Interest Rate Risk
                                                            o Issuer Risk
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Invests primarily in obligations of the U.S.                o Manager Risk
government and its agencies and instrumentalities,          o Income Risk
bank obligations, commercial paper and short-term           o Interest Rate Risk
corporate debt securities that mature in less than          o Credit Risk
one year.  The Portfolio seeks to maintain a
stable $1 share price.
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

                                        5
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PORTFOLIOS AT A GLANCE
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
INVESTMENT PORTFOLIOS
AND PORTFOLIO MANAGERS                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

MID-CAP GROWTH                                    Seeks long-term growth of capital.
  Portfolio Manager:
  Massachusetts Financial Services Company
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RESEARCH PORTFOLIO                                Seeks long-term growth of capital and future
  Portfolio Manager:                              income.
  Massachusetts Financial Services Company
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TOTAL RETURN                                      Seeks above-average income (compared to a portfolio
  Portfolio Manager:                              entirely invested in equity securities) consistent with
  Massachusetts Financial Services Company        the prudent employment of capital. A secondary objective
                                                  is the reasonable opportunity for growth of capital and
                                                  income.
----------------------------------------------------------------------------------------------------------


                                        6
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
PRINCIPAL INVESTMENT STRATEGY                               INVESTMENT RISKS
--------------------------------------------------------------------------------------------------------------------


Normally invests at least 80% of its net assets in          o Manager Risk                o High-Yield Bond Risk
common stocks and related securities (such as               o Market and Company Risk     o Active or Frequent
preferred stocks, convertible securities and                o Mid-Cap Company Risk          Trading Risk
depositary receipts) of companies with medium               o OTC Investment Risk         o Short Sales Risk
market capitalizations which the Portfolio Manager          o Growth Investing Risk       o Diversification Risk
believes have above-average growth potential.               o Foreign Investment Risk
                                                            o Emerging Market Risk
--------------------------------------------------------------------------------------------------------------------

Normally invests at least 80% of its net assets in          o Manager Risk
common stocks and related securities (such as               o Market and Company Risk
preferred stocks, convertible securities and                o OTC Investment Risk
depositary receipts).  Focus is on companies the            o Foreign Investment Risk
Portfolio Manager believes have favorable                   o High-Yield Bond Risk
prospects for long-term growth, attractive                  o Active or Frequent Trading
valuations based on current and expected earnings             Risk
or cash flow, dominant or growing market share and
superior management.
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Invests primarily in a combination of equity and            o Manager Risk                o Allocation Risk
fixed income securities.                                    o Market and Company Risk     o Convertible Securities
                                                            o Income Risk                   Risk
                                                            o Interest Rate Risk          o Undervalued Securities
                                                            o Credit Risk                   Risk
                                                            o Call Risk                   o High-Yield Bond Risk
                                                            o Maturity Risk               o Foreign Investment Risk
                                                            o Liquidity Risk
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

                                        7
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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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EQUITY INCOME PORTFOLIO

PORTFOLIO
MANAGER        T. Rowe Price Associates, Inc.

INVESTMENT
OBJECTIVE      Substantial dividend income as well as long-term growth of capital

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio normally invests at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

               The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

               In selecting investments, the Portfolio Manager generally looks for companies with the following:

               o    an established operating history.

               o    above-average dividend yield relative to the S&P 500.

               o    low price/earnings ratio relative to the S&P 500.

               o a sound balance sheet and other positive financial characteristics.

               o low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

               While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including foreign securities, debt securities, and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price.

               The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

                                       8
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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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               o    MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o VALUE INVESTING RISK. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced.

               The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

SHAREHOLDER
NOTICE The following policy is subject to change only upon 60 days' prior notice to shareholders:

               The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below shows the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                       9
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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                [GRAPHIC OMITTED]
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                    EQUITY INCOME -- ANNUAL TOTAL RETURN (1)
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  1.88%  11.13%  -1.18%  18.93%   8.77%  17.44%   8.26%  -0.72%  12.93%   1.36%
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  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
--------------------------------------------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.

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                         AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                         1 YEAR   5 YEAR   10 YEAR     1/24/89
                                                                     (INCEPTION)

     Portfolio's Average
       Annual Total Return ...........    1.36%    7.64%    7.66%       8.47%
     Standard & Poor's
       500 Index .....................  (11.88)%  10.70%   12.93%      13.66%
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                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/00 ...........      8.68%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/99 ............    (8.63)%
                        -------------------------------

               (1) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

MORE ON THE
PORTFOLIO
MANAGER T. Rowe Price Associates, Inc. ("T. Rowe Price") has managed the Portfolio since March 1, 1999. Prior to that date, different firms at different times served as portfolio manager. T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2001, the firm and its affiliates managed over $156.3 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

               The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

                                       10
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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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FULLY MANAGED PORTFOLIO

PORTFOLIO
MANAGER        T. Rowe Price Associates, Inc.

INVESTMENT
OBJECTIVE      Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options, in pursuit of its asset allocation strategy.

               The Portfolio's common stocks generally fall into one of two categories:

               o the larger category of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors;

               o the smaller category of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

               Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

               The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

               Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

               In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described

                                       11
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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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               above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

               The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

               DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

               MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

               (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price

               (2)  U.S. government obligations

               (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation

               (4) commercial paper rated at the date of purchase in the two highest rating categories

               (5)  repurchase agreements

               The Portfolio also may invest in short-term U.S.
               dollar-denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise

                                       12
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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                    and periods when stock prices generally decline. Further,
                    even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income.

               o INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

               o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

               o CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

               o VALUE INVESTING RISK. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced.

               o ALLOCATION RISK. The Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by the Portfolio Manager. The Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

               The Portfolio Manager's opportunistic trading approach and willingness to realize gains could result in higher taxable capital gain distributions than other stock funds. A sizable cash or fixed income position may hinder the Portfolio from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the Portfolio's share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company's stock. If the Portfolio has large holdings in a relatively small number of companies, disappointing performance by these companies will have a more adverse impact on the Portfolio than would be the case with a more diversified fund.

               Futures and options may not always be successful hedges; their prices can be highly volatile; using them could lower portfolio returns; and the potential loss from the use of futures can exceed a portfolio's investment in such contracts.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below shows the Portfolio's annual

                                       13
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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                    FULLY MANAGED -- ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

  6.23%   7.59%  -7.27%  20.80%  16.36%  15.27%   5.89%   6.92%  21.97%   9.92%
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
--------------------------------------------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

                                       14
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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                         1 YEAR   5 YEAR   10 YEAR     1/24/89
                                                                     (INCEPTION)

     Portfolio's Average
       Annual Total Return ...........    9.92%   11.84%   10.05%       9.88%
     Standard & Poor's 500
       Index .........................  (11.88)%  10.70%   12.93%      13.66%
     Lehman Brothers
       Government/Corporate
       Bond Index ....................    8.50%    7.38%    7.28%       8.49%
     60% S&P 500/40%
       Lehman Index ..................   (3.72)%   9.37%   10.67%      11.59%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        6/30/99 ............     10.77%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/90 ............   (10.81)%
                        -------------------------------

               (1) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

                                       56
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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE
PORTFOLIO
MANAGER T. Rowe Price Associates, Inc. ("T. Rowe Price") has managed the Portfolio since January, 1995. T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2001, the firm and its affiliates managed over $156.3 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

               The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

GROWTH PORTFOLIO

PORTFOLIO
MANAGER        Janus Capital Management LLC

INVESTMENT
OBJECTIVE      Capital appreciation

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

               The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

               The Portfolio may also invest in:

               o foreign securities (including in emerging or developing markets)

               o    forward foreign currency contracts, futures and options

               o    debt securities

               o    high-yield bonds (up to 35%) of any quality

               When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual--they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

               o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

               o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

                    To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified portfolio.

               o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                        GROWTH -- ANNUAL TOTAL RETURN (1)
                 ----------------------------------------------
                    78.13%           -21.99%         -30.23%
                 ----------------------------------------------
                     1999             2000            2001
                 ----------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                           1 YEAR    8/14/98
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........     (30.23)%    3.16%
     Standard & Poor's 500 Index ....................     (11.88)%    2.01%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/99 ...........     41.31%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        3/31/01 ............   (24.22)%
                        -------------------------------

               (1) Janus Capital Management LLC has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

MORE ON THE
PORTFOLIO
MANAGER Janus Capital Management LLC and its predecessor firm ("Janus Capital") has managed the Portfolio since March 1, 1999. Janus Capital has been an investment advisersince 1970, and provides advisory services to managed accounts and investment companies. As of December 31, 2001, Janus Capital managed approximately $182.5 billion in assets. The address of Janus Capital is 100 Fillmore Street, Denver, Colorado 80206.

               Janus Capital is a direct subsidiary of Janus Capital Corporation. Stilwell Financial Inc. ("Stilwell"), through its subsidiary Janus Capital Corporation, owns approximately 92% of the outstanding voting stock of Janus Capital. Stilwell, located at 920 Main Street, Kansas City, MO 64108-2008, is a publicly traded holding company with principal operations in financial asset management businesses.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

               NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
               ----                     ---------------------------------------

               Warren M. Lammert        Executive Vice President

                                        Mr. Lammert has been employed by Janus
                                        Capital since 1987 and has managed
                                        various other mutual funds and private
                                        accounts during that time. Mr. Lammert
                                        has earned the right to use the
                                        Chartered Financial Analyst designation.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

HARD ASSETS PORTFOLIO

PORTFOLIO
MANAGER        Baring International Investment Limited

INVESTMENT
OBJECTIVE      Long-term capital appreciation

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

               Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

               o    precious metals

               o    ferrous and non-ferrous metals

               o    integrated oil

               o    exploration/production

               o    gas/other hydrocarbons

               o    forest products

               o    agricultural commodities

               o    other basic materials that can be priced by a market

               The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

               The Portfolio also may invest in:

               o securities of foreign issuers, including up to 35% in South Africa

               o companies not engaged in natural resources/hard asset activities

               o    investment-grade corporate debt

               o    U.S. government or foreign obligations

               o    money market instruments

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               o    repurchase agreements

               o special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country

               o    derivatives

               Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

               o    common stock                   o    direct equity interests
                                                        in trusts

               o    preferred stock                o    joint ventures

               o    rights                         o    "partly paid" securities

               o    warrants                       o    partnerships

               o    "when-issued" securities       o    restricted securities

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

               o SECTOR CONCENTRATION RISK. The Portfolio may invest up to 50% of its assets in one particular hard asset sector. To the extent that the Portfolio's assets are

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                    concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a fund that has not concentrated its investments.

               o INDUSTRY CONCENTRATION RISK. Since the Portfolio invests primarily in securities of companies engaged in natural resources/hard asset activities and may concentrate in securities of companies engaged in gold operations, the Portfolio may be subject to greater risks and market fluctuations than other funds that are more diversified by industry.

               o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies. Shares of the Portfolio, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund that invests entirely in proven growth stocks.

               o FOREIGN INVESTMENT RISK. The Portfolio may purchase securities in any foreign country, developed or underdeveloped. In many foreign countries, there is less publicly available information about companies than is available in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

                    Since investment may be concentrated in South Africa, political and social conditions in South Africa, due to former segregation policies of the South African government and unsettled political conditions prevailing in South Africa and neighboring countries, may pose certain risks to the Portfolio's investments. If aggravated by local or international developments, such risk could have an adverse effect on investment in South Africa, including the Portfolio's investments and possibly, the liquidity of the Portfolio and its ability to meet shareholder redemption requests.

                    The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

               o EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                    foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                    Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

                    Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

               o DIVERSIFICATION RISK. A non-diversified fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified portfolio's net asset value.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

SHAREHOLDER
NOTICE The following policy is subject to change only upon 60 days' prior notice to shareholders:

               The Portfolio invests at least 80% of its assets in the equities of producers of commodities.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below shows the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                     HARD ASSETS -- ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

 -9.81%  49.93%   2.53%  10.69%  33.17%   6.22% -29.58%  23.36%  -4.73% -12.12%
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
--------------------------------------------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broadly based market indexes - the Standard & Poor's 500 Index and the Russell 2000 Index. The Standard & Poor's 500 Index is comprised of 500 U.S. stocks. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                         1 YEAR   5 YEAR   10 YEAR     1/24/89
                                                                     (INCEPTION)

     Portfolio's Average
       Annual Total Return ...........  (12.12)%  (5.03)%   4.67%       4.16%
     Standard & Poor's 500
       Index .........................  (11.88)%  10.70%   12.93%      13.66%
     Russell 2000 Index ..............    2.49%    7.52%   11.51%      11.09%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/93 ...........     21.80%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/98 ............   (19.01)%
                        -------------------------------

               (1) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

MORE ON THE
PORTFOLIO
MANAGER Baring International Investment Limited ("Baring International") has managed the Portfolio since March 1, 1999. Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring"). Baring is the parent of the world-wide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in The Netherlands with worldwide insurance and banking subsidiaries. The address of Baring International is 155 Bishopsgate, London.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2001, Baring Asset Management managed approximately $ 35.2 billion of assets.

               The following person at Baring International is primarily responsible for the day-to-day investment decisions of the
               Portfolio:

               NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
               ----                     ---------------------------------------

               John Payne               Investment Manager

                                        Mr. Payne has been an investment
                                        professional with Baring International
                                        Investment Limited and its ING
                                        affiliates since 1993 and has 16 years
                                        of investment experience.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO

PORTFOLIO
MANAGER        Capital Guardian Trust Company

INVESTMENT
OBJECTIVE      Long-term growth of capital and income

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

               In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.

PRINCIPAL
RISKS Any investment in the Portfolio involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below shows the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                     LARGE CAP VALUE -- ANNUAL TOTAL RETURN
                 ----------------------------------------------
                                     -3.62%
                 ----------------------------------------------
                                      2001
                 ----------------------------------------------

                      The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index consisting of 500 U.S. stocks.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                           1 YEAR    2/1/00
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........      (3.62)%     1.53%
     Standard & Poor's 500 Index ....................     (11.88)%    (8.50)%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/01 ...........     16.93%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/01 ............   (16.79)%
                        -------------------------------

MORE ON THE
PORTFOLIO
MANAGER Capital Guardian Trust Company ("Capital Guardian"), located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $120.1 billion in assets as of December 31, 2001.

               The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the
               Portfolio:

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
               ----                     ---------------------------------------

               Karen A. Miller          Ms. Miller is a Senior Vice President
                                        and Director of Capital International
                                        Research, Inc., with portfolio
                                        management responsibilities for Capital
                                        Guardian Trust Company. She joined the
                                        Capital Guardian Organization in 1990
                                        where she served in various portfolio
                                        management positions.

               Michael R. Erickson      Mr. Erickson is a Senior Vice President
                                        and Portfolio Manager. He joined the
                                        Capital Guardian organization in 1987
                                        where he served in various capacities.

               David Fisher             Mr. Fisher is Chairman of the Board of
                                        Capital Guardian Group International,
                                        Inc. and Capital Guardian. He joined the
                                        Capital Guardian organization in 1969
                                        where he served in various portfolio
                                        management positions.

               Theodore Samuels         Mr. Samuels is a Senior Vice President
                                        and Director for Capital Guardian, as
                                        well as a Director of Capital
                                        International Research, Inc. He joined
                                        the Capital Guardian organization in
                                        1981 where he served in various
                                        portfolio management positions.

               Eugene P. Stein          Mr. Stein is Executive Vice President, a
                                        Director, a portfolio manager, and
                                        Chairman of the Investment Committee for Capital Guardian. He joined the Capital
                                        Guardian organization in 1972 where he
                                        served in various portfolio manager
                                        positions.

               Terry Berkemeier         Mr. Berkemeier is a Vice President of
                                        Capital International Research, Inc.
                                        with U.S. equity portfolio management
                                        responsibility in Capital Guardian. He
                                        joined the Capital Guardian organization in 1992.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

LIMITED MATURITY BOND PORTFOLIO

PORTFOLIO
MANAGER        ING Investment Management LLC

INVESTMENT
OBJECTIVE      Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio Manager invests primarily in a diversified portfolio of limited maturity debt securities. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less.

               The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

               o ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will be greater than the benchmark.

               o YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates.

               o SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. Treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.).

               o SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

               The Portfolio invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               Various security types are eligible for investment, including:

               o    corporate securities     o    mortgage-backed securities

               o    asset-backed securities  o    variable  and  floating rate
                                                  securities

               o U.S. Treasury securities and U.S. government agency securities

               o money market securities such as commercial paper, certificates of deposit and bankers' acceptances

               o    repurchase agreements and reverse repurchase agreements

               o    U.S. dollar-denominated foreign securities

               o    shares of other investment companies

               o    futures contracts, options and options on futures contracts

               o    sovereign debt

               o    supranational organizations

               o    real estate investment trusts (REITS)

               In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

               The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               o INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

               o ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

               o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

               o CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                LIMITED MATURITY BOND -- ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

  4.84%   6.20%  -1.19%  11.72%   4.32%   6.67%   6.86%   1.13%   7.73%   8.84%
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Merrill Lynch 1-5 Year Corporate/Government Bond Index and the Lehman Brothers 1-5 Year/ Government Credit Bond Index. The Lehman Brothers 1-5 Year/ Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and Credit Securities with a maturity of one to five years. The Merrill Lynch 1-5 Year Corporate/Government Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.

               The Portfolio Manager has determined that the Lehman Brothers 1-5 Year U.S. Government Credit/ Bond Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                         1 YEAR   5 YEAR   10 YEAR     1/24/89
                                                                     (INCEPTION)

     Portfolio's Average
       Annual Total Return ...........    8.84%    6.21%    5.65%       6.58%
     Merrill Lynch 1-5 Year
       Corporate/Government
       Bond Index ....................    8.89%    6.95%    6.53%       7.49%
     Lehman Brothers 1-5 Year
       U.S. Government/Credit
       Bond Index ....................    8.98%    6.92%    6.49%       7.61%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        6/30/89 ............      4.93%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        3/31/94 ............    (1.04)%
                        -------------------------------

               (1) ING Investment Management LLC has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers.

MORE ON THE
PORTFOLIO
MANAGER ING Investment Management LLC ("ING Investment Management") (or investment advisers acquired by ING Investment Management) has managed the Portfolio since January 2, 1998. ING Investment Management is engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients possessing portfolios, which, as of December 31, 2001, were valued at approximately $66.7 billion. ING Investment Management is a subsidiary of ING Groep N.V. and is affiliated with Directed Services, Inc. The address of ING Investment Management is 5780 Powers Ferry Road, N. W., Suite 300, Atlanta, Georgia 30327.

               The Portfolio is managed by a team of five investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING Investment Management as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

LIQUID ASSET PORTFOLIO

PORTFOLIO
MANAGER        ING Investment Management LLC

INVESTMENT
OBJECTIVE      High level of current income consistent with the preservation of capital and liquidity

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

               Step One:      The Portfolio Manager actively maintains a formal
                              Approved List of high quality companies

               Step Two:      Securities of Approved List issuers that meet
                              maturity guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment

               Step Three:    Eligible securities are reviewed to ensure that an
                              investment in such securities would not cause the Portfolio to exceed its diversification limits

               Step Four:     The Portfolio Manager makes yield curve
                              positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates

               Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

               o QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio.

               o MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days.

               o DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The Portfolio may invest in U.S. dollar-denominated money market instruments including:

               o    U.S. Treasury and U.S. government agency securities

               o    fully collateralized repurchase agreements

               o bank obligations, including certificates of deposit, time deposits, and bankers' acceptances

               o    commercial paper

               o    asset-backed securities

               o variable or floating rate securities, including variable rate demand obligations

               o short-term corporate debt securities other than commercial paper

               o    U.S. dollar-denominated foreign securities

               o    shares of other investment companies

               Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income.

               o INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

               o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

               AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                     LIQUID ASSET -- ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

  3.13%   2.64%   3.70%   5.51%   5.01%   5.07%   5.05%   4.74%   6.05%   3.85%
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
--------------------------------------------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Merrill Lynch 3-Month U.S. Treasury Bill Index. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                         1 YEAR   5 YEAR   10 YEAR     1/24/89
                                                                     (INCEPTION)

     Portfolio's Average
       Annual Total Return ...........    3.85%    4.95%    4.47%       5.08%
     Merrill Lynch 3-Month
       U.S Treasury Bill
       Index .........................    4.42%    5.20%    4.86%       5.54%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        6/30/89 ............      2.19%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/01 ...........      0.58%
                        -------------------------------

               The Portfolio's 7-day yield as of December 31, 2001 was 1.88%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE
PORTFOLIO
MANAGER ING Investment Management LLC (or investment advisers acquired by ING Investment Management LLC) ("ING Investment Management") has managed the Portfolio since January 2, 1998. ING Investment Management is engaged in the business of providing investment advice to affiliated insurance and investment companies and institutional clients possessing portfolios, which, as of December 31, 2001, were valued at approximately $66.7 billion. The address of ING Investment Management is 5780 Powers Ferry Road, N. W., Suite 300, Atlanta, Georgia 30327. ING Investment Management is a subsidiary of ING Groep N.V. and is affiliated with Directed Services, Inc.

               The Portfolio is managed by a team of three investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by ING Investment as a portfolio manager since 1998. From 1992 to 1998, Ms. Thompson was employed as an analyst at Fidelity Investments.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MID-CAP GROWTH PORTFOLIO

PORTFOLIO
MANAGER        Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE      Long-term growth of capital

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts)of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of the Portfolio's investment. The Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 28, 2001, the top of the Russell MidCap Growth Index was about $15.7 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

               The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement. The Portfolio may also engage in short sales "against the box" where the Portfolio owns or has the right to obtain at no additional cost, the securities that are sold.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

               o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies which are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Therefore, shares of the Portfolio are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

               o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                    holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

               o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after the Portfolio investments in those currencies. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                    Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that may restrict the transfer of currency from a given country; or creation of government monopolies.

               o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.

               o ACTIVE OR FREQUENT TRADING RISK. The Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

               o SHORT SALES RISK. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box."

               o DIVERSIFICATION RISK. A non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified portfolio's net asset value.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                      MID-CAP GROWTH -- ANNUAL TOTAL RETURN
                 ----------------------------------------------

                    79.05%            8.18%          -23.62%
                 ----------------------------------------------
                     1999             2000             2001
                 ----------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index and Russell 2000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                           1 YEAR    8/14/98
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........     (23.62)%    17.36%
     Russell Midcap Growth Index ....................     (20.15)%     4.80%
     Russell 2000 Index .............................       2.49%      5.94%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/99 ...........     41.28%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/01 ............   (35.52)%
                        -------------------------------

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE
PORTFOLIO
MANAGER Massachusetts Financial Services Company ("MFS") has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

               The Portfolio is managed by a team of portfolio managers at MFS.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

RESEARCH PORTFOLIO

PORTFOLIO
MANAGER        Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE      Long-term growth of capital and future income

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

               A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliate. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

               The Portfolio may also invest in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Shares of the Portfolio, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund that invests entirely in proven growth stocks.

               o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

               o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.

               o ACTIVE OR FREQUENT TRADING RISK. The Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                         RESEARCH -- ANNUAL TOTAL RETURN
                 ----------------------------------------------

                    24.23%           -4.54%          -21.46%
                 ----------------------------------------------
                     1999             2000             2001
                 ----------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell Midcap Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                           1 YEAR    8/17/98
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........     (21.46)%    1.93%
     Standard & Poor's 500 Index ....................     (11.88)%    2.01%
     Russell Midcap Index ...........................      (5.62)%    7.48%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/99 ...........     21.71%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/01 ............   (19.58)%
                        -------------------------------

MORE ON THE
PORTFOLIO
MANAGER Massachusetts Financial Services Company ("MFS") has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

               The Portfolio is managed by a team of equity analysts.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

TOTAL RETURN PORTFOLIO

PORTFOLIO
MANAGER        Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE      Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests:

               o at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities.

               o at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

               EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

               While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

               o    a decline in the market

               o    poor economic conditions

               o developments that have affected or may affect the issuer of the securities or the issuer's industry

               o    the market has overlooked them

               Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

               o    a fixed income stream

               o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

               FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

               o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities,

               o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

               o corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

               In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in mortgage pass-through securities and American Depositary Receipts.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income.

               o INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

               o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

               o CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

               o MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

               o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

               o ALLOCATION RISK. The Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by the Portfolio Manager. The Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

               o CONVERTIBLE SECURITIES RISK. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                    as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

               o UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. The Portfolio equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. The Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

               o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.

               o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                       TOTAL RETURN -- ANNUAL TOTAL RETURN
                 ----------------------------------------------

                     3.38%           16.50%            0.49%
                 ----------------------------------------------
                     1999             2000             2001
                 ----------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                           1 YEAR    8/14/98
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........       0.49%     7.92%
     Standard & Poor's 500 Index ....................     (11.88)%    2.01%
     Lehman Brothers Government/
       Corporate Bond Index .........................       8.50%     6.69%
     60% S&P 500/40% Lehman Index ...................      (3.72)%    3.88%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/00 ............      7.27%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/01 ............    (5.45)%
                        -------------------------------

               The Portfolio Manager has determined that the Standard &Poor's 500 Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

MORE ON THE
PORTFOLIO
MANAGER Massachusetts Financial Services Company ("MFS") has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada (referred to as "Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

               The Portfolio is managed by a team of portfolio managers at MFS.

--------------------------------------------------------------------------------
                                MORE INFORMATION
--------------------------------------------------------------------------------

A WORD ABOUT
PORTFOLIO
DIVERSITY      Each portfolio in this prospectus, unless specifically noted
               under a portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective and certain of the investment restrictions of each portfolio in this prospectus and the Statement of Additional Information, unless specifically noted under portfolio's principal investment strategy, are fundamental. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL
INFORMATION
ABOUT THE
PORTFOLIOS     The Statement of Additional Information is made a part of this prospectus. It identifies and discusses non-principal investment strategies and associated risks of each portfolio, as well as investment restrictions, secondary or temporary investments and associated risks, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).

NON-PRINCIPAL
INVESTMENTS
AND
STRATEGIES     This prospectus does not describe various types of securities, strategies and practices which are available to, but are not the principal focus of, a particular portfolio. Such non-principal investments and strategies are discussed in the Statement of Additional Information.

TEMPORARY
DEFENSIVE
POSITIONS      A portfolio may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions exist. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

PORTFOLIO
TURNOVER Before investing in a portfolio, you should review its portfolio turnover rate for an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

               Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period. The portfolio turnover rates for each portfolio are presented in the Financial Highlights.

INDEPENDENT
AUDITORS Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The following financial highlights tables are intended to help you understand each of the portfolio's financial performance for the past 5 years (or, if shorter, for the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with a portfolio's financial statements, are included in the annual report, which is available upon request.


-------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO*
-------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/01        12/31/00        12/31/99        12/31/98        12/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $    11.67      $    11.24      $    12.67      $    13.09      $    12.41
                                                     --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                      0.14            0.23            0.27            0.49            0.57
Net realized and unrealized gain/(loss) on
   investments and foreign currencies                      0.01            1.18           (0.39)           0.58            1.58
                                                     --------------------------------------------------------------------------
Total from investment operations                           0.15            1.41           (0.12)           1.07            2.15
                                                     --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (0.14)          (0.30)          (0.29)          (0.50)          (0.55)
Distributions from capital gains                          (0.27)          (0.68)          (1.02)          (0.99)          (0.92)
                                                     --------------------------------------------------------------------------
Total distributions                                       (0.41)          (0.98)          (1.31)          (1.49)          (1.47)
                                                     --------------------------------------------------------------------------
Net asset value, end of year                         $    11.41      $    11.67      $    11.24      $    12.67      $    13.09
===============================================================================================================================
Total return                                               1.36%          12.93%          (0.72)%          8.26%          17.44%
===============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                   $  426,726      $  298,092      $  277,354      $  278,074      $  264,599
Ratio of operating expenses to average net assets          0.95%           0.95%           0.96%           0.98%           0.99%
Ratio of net investment income to average net assets       1.43%           1.98%           2.19%           3.63%           3.88%
Portfolio turnover rate                                      16%             53%            122%             61%             79%
-------------------------------------------------------------------------------------------------------------------------------

     * Since March 1, 1999, T. Rowe Price Associates, Inc. has served as the Portfolio Manager of the Portfolio. Prior to that date a different firm served as Portfolio Manager. Along with this change was a name change from the Multiple Allocation Portfolio to the Equity Income Portfolio.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
FULLY MANAGED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/01        12/31/00        12/31/99        12/31/98        12/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $    16.62      $    15.05      $    15.23      $    15.73      $    14.82
                                                     --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.36            0.47            0.50            0.36            0.39
Net realized and unrealized gain on
   investments and foreign currencies                      1.28            2.78            0.53            0.55            1.86
                                                     --------------------------------------------------------------------------
Total from investment operations                           1.64            3.25            1.03            0.91            2.25
                                                     --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (0.37)          (0.62)          (0.40)          (0.36)          (0.41)
Distributions from capital gains                          (0.39)          (1.06)          (0.81)          (1.05)          (0.93)
                                                     --------------------------------------------------------------------------
Total distributions                                       (0.76)          (1.68)          (1.21)          (1.41)          (1.34)
                                                     --------------------------------------------------------------------------
Net asset value, end of year                         $    17.50      $    16.62      $    15.05      $    15.23      $    15.73
===============================================================================================================================
Total return                                               9.92%          21.97%           6.92%           5.89%          15.27%
===============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                   $  688,506      $  373,548      $  287,909      $  246,196      $  169,987
Ratio of operating expenses to average net assets          0.95%           0.95%           0.97%           0.98%           0.99%
Ratio of net investment income to average net assets       2.65%           3.24%           3.45%           2.83%           2.67%
Portfolio turnover rate                                      23%             42%             36%             44%             48%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO**
-------------------------------------------------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/01        12/31/00        12/31/99       12/31/98*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    19.78      $    27.49      $    15.62      $    13.63
                                                         ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                  0.001            0.29           (0.03)          (0.03)
Net realized and unrealized gain/(loss) on
    investments and foreign currencies                        (5.98)          (6.43)          12.23            2.02
                                                         ----------------------------------------------------------
Total from investment operations                              (5.98)          (6.14)          12.20            1.99
                                                         ----------------------------------------------------------
LESS DISTRIBUTIONS:
Net investment income                                            --           (0.34)             --              --
Distributions from capital gains                                 --           (1.23)          (0.33)             --
Return of capital                                                --         (0.00)1              --              --
                                                         ----------------------------------------------------------
Total distributions                                              --           (1.57)          (0.33)             --
                                                         ----------------------------------------------------------
Net asset value, end of period                           $    13.80      $    19.78      $    27.49      $    15.62
===================================================================================================================
Total return                                                 (30.23)%        (21.99)%         78.13%          14.60%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,101,625      $1,638,875      $1,416,872      $  231,216
Ratio of operating expenses to average net assets              1.01%           0.99%           1.04%           1.09%+
Ratio of net investment income/(loss) to
     average net assets                                        0.01%           0.19%          (0.40)%         (0.58)%+
Portfolio turnover rate                                          88%             60%            116%             88%
-------------------------------------------------------------------------------------------------------------------

     *    The Growth Portfolio commenced operations on August 14, 1998.
     ** Since March 1, 1999, Janus Capital Management LLC has served as Portfolio Manager for the Growth Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from the Value + Growth Portfolio to the Growth Portfolio.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
     1    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
HARD ASSETS PORTFOLIO*
-------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/01        12/31/00        12/31/99        12/31/98        12/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $    11.14      $    11.76      $     9.60      $    15.05      $    17.85
                                                     --------------------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                      0.19            0.01            0.12            0.26            0.14
Net realized and unrealized gain/(loss) on
   investments and foreign currencies                     (1.54)          (0.57)           2.12           (4.73)           0.99
                                                     --------------------------------------------------------------------------
Total from investment operations                          (1.35)          (0.56)           2.24           (4.47)           1.13
                                                     --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         --           (0.05)          (0.08)          (0.26)          (0.13)
Distributions from capital gains                             --              --              --           (0.72)          (3.80)
Return of capital                                            --           (0.01)             --              --              --
                                                     --------------------------------------------------------------------------
Total distributions                                          --           (0.06)          (0.08)          (0.98)          (3.93)
                                                     --------------------------------------------------------------------------
Net asset value, end of year                         $     9.79      $    11.14      $    11.76      $     9.60      $    15.05
===============================================================================================================================
Total return                                             (12.12)%         (4.73)%         23.36%         (29.58)%          6.22%
===============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                   $   33,787      $   42,109      $   40,291      $   30,530      $   46,229
Ratio of operating expenses to average net assets          0.95%           0.95%           0.96%           1.00%           0.99%
Ratio of net investment income to average net assets       1.68%           1.00%           1.07%           1.99%           0.76%
Portfolio turnover rate                                     240%            207%            204%            178%            124%
-------------------------------------------------------------------------------------------------------------------------------

     * Prior to January 23, 1997, the Hard Assets Portfolio was named the Natural Resources Portfolio. Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the Hard Assets Portfolio. Prior to that date, a different firm served as Portfolio Manager.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------
                                                            YEAR             PERIOD
                                                            ENDED            ENDED
--------------------------------------------------------------------------------------
                                                          12/31/01          12/31/00*
--------------------------------------------------------------------------------------
Net asset value, beginning of period                    $      10.58      $      10.00
                                                        ------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.01              0.03
Net realized and unrealized gain/(loss) on
   investments and foreign currencies                          (0.39)             0.65
                                                        ------------------------------
Total from investment operations                               (0.38)             0.68
                                                        ------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (0.02)            (0.02)
Distributions from capital gains                             (0.00)1             (0.08)
                                                        ------------------------------
Total distributions                                            (0.02)            (0.10)
                                                        ------------------------------
Net asset value, end of period                          $      10.18      $      10.58
======================================================================================
Total return                                                   (3.62)%            6.81%++
======================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $    282,049      $    113,206
Ratio of operating expenses to average net assets               1.01%             1.00%+
Ratio of net investment income to average net assets            0.17%             0.60%+
Portfolio turnover rate                                           29%               22%
--------------------------------------------------------------------------------------

     *    The Large Cap Value Portfolio commenced operations on February 1,
          2000.
     +    Annualized
     ++   Non-annualized
     1    Amount is less than 0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO*
-------------------------------------------------------------------------------------------------------------------------
                                                           YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
-------------------------------------------------------------------------------------------------------------------------
                                                         12/31/01      12/31/00      12/31/99      12/31/98      12/31/97#
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $  10.53      $  10.42      $  10.68      $  10.31      $  10.43
                                                         ----------------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                        0.41          0.55          0.48          0.24          0.60
Net realized and unrealized gain(loss) on
    investments and foreign currencies                       0.52          0.26         (0.36)         0.47          0.09
                                                         ----------------------------------------------------------------
Total from investment operations                             0.93          0.81          0.12          0.71          0.69
                                                         ----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.44)        (0.70)        (0.38)        (0.34)        (0.81)
Distributions from capital gains                               --            --            --            --            --
                                                         ----------------------------------------------------------------
Total distributions                                         (0.44)        (0.70)        (0.38)        (0.34)        (0.81)
                                                         ----------------------------------------------------------------
Net asset value, end of year                             $  11.02      $  10.53      $  10.42      $  10.68      $  10.31
=========================================================================================================================
Total return                                                 8.84%         7.73%         1.13%         6.86%         6.67%
=========================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                       $462,492      $251,060      $207,109      $148,426      $ 53,839
Ratio of operating expenses to average net assets            0.53%         0.55%         0.57%         0.60%         0.61%
Ration of operating expenses to average net assets,
    including interest expense                               0.54%         0.56%           --            --            --
Ratio of net investment income to average net assets         4.98%         6.11%         5.29%         5.15%         5.71%
Portfolio turnover rate                                       117%          153%          128%           52%           81%
-------------------------------------------------------------------------------------------------------------------------

     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio. From August 13, 1996 to January 1, 1998, Equitable Investment Services, Inc., an affiliate of IIM, was the Portfolio Manager of the Portfolio. Prior to August 13, 1996, the Portfolio had been advised by other Portfolio Managers.
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
LIQUID ASSET PORTFOLIO*
-------------------------------------------------------------------------------------------------------------------------
                                                           YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
-------------------------------------------------------------------------------------------------------------------------
                                                         12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                         ----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.038         0.059         0.046         0.050         0.050
                                                         ----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (0.038)       (0.059)       (0.046)       (0.050)       (0.050)
                                                         ----------------------------------------------------------------
Net asset value, end of year                             $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=========================================================================================================================
Total return                                                 3.85%         6.05%         4.74%         5.05%         5.07%
=========================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                       $1,126,626    $718,891      $579,848      $211,730      $ 59,453
Ratio of operating expenses to average net assets            0.54%         0.55%         0.56%         0.59%         0.61%
Ratio of net investment income to average net assets         3.63%         5.91%         4.71%         4.92%         4.99%
-------------------------------------------------------------------------------------------------------------------------

     * On January 2, 1998, ING Investment Management, LLC ("IIM") became the Portfolio Manager of the Portfolio. From August 13, 1996 to January 1, 1998, Equitable Investment Services, Inc., an affiliate of IIM, was the Portfolio Manager of the Portfolio. Prior to August 13, 1996, the Portfolio had been advised by other Portfolio Managers.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/01        12/31/00        12/31/99       12/31/98*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    18.67      $    29.59      $    18.10      $    15.68
                                                         ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                  (0.10)          (0.10)          (0.03)           0.01
Net realized and unrealized gain/(loss) on investments
    and foreign currencies                                    (4.31)           1.43           14.22            2.52
                                                         ----------------------------------------------------------
Total from investment operations                              (4.41)           1.33           14.19            2.53
                                                         ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             --              --              --           (0.01)
Distributions from capital gains                              (0.08)         (12.25)          (2.70)          (0.10)
                                                         ----------------------------------------------------------
Total distributions                                           (0.08)         (12.25)          (2.70)          (0.11)
                                                         ----------------------------------------------------------
Net asset value, end of period                           $    14.18      $    18.67      $    29.59      $    18.10
===================================================================================================================
Total return                                                 (23.62)%          8.18%          79.05%          16.12%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,133,396      $1,461,745      $  781,807      $  252,022
Ratio of operating expenses to average net assets              0.89%           0.88%           0.91%           0.95%+
Ratio of net investment income/(loss) to average
    net assets                                                (0.64)%         (0.58)%         (0.21)%          0.15%+
Portfolio turnover rate                                          94%            150%            159%             55%
-------------------------------------------------------------------------------------------------------------------

     *    The Mid-Cap Growth Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RESEARCH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/01        12/31/00        12/31/99       12/31/98*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    20.95      $    24.81      $    20.31      $    17.75
                                                         ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                   0.03           (0.01)           0.01            0.02
Net realized and unrealized gain/(loss) on
    investments and foreign currencies                        (4.53)          (1.25)           4.90            2.56
                                                         ----------------------------------------------------------
Total from investment operations                              (4.50)          (1.26)           4.91            2.58
                                                         ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (0.02)          (0.04)          (0.01)          (0.01)
Distributions in excess of net investment income                 --              --              --           (0.01)
Distributions from capital gains                              (0.43)          (2.56)          (0.40)             --
                                                         ----------------------------------------------------------
Total distributions                                           (0.45)          (2.60)          (0.41)          (0.02)
                                                         ----------------------------------------------------------
Net asset value, end of period                           $    16.00      $    20.95      $    24.81      $    20.31
===================================================================================================================
Total return                                                 (21.46)%         (4.54)%         24.23%          14.54%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  871,059      $1,147,196      $1,014,656      $  613,771
Ratio of operating expenses to average net assets              0.89%           0.88%           0.91%           0.94%+
Ratio of net investment income/(loss) to average
    net assets                                                 0.15%          (0.06)%          0.02%           0.23%+
Portfolio turnover rate                                          97%             87%             89%             35%
-------------------------------------------------------------------------------------------------------------------

     *    The Research Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/01        12/31/00        12/31/99       12/31/98*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    17.00      $    15.80      $    15.80      $    14.88
                                                         ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.44            0.50            0.42            0.17
Net realized and unrealized gain/(loss) on
    investments and foreign currencies                        (0.37)           2.07            0.11            0.86
                                                         ----------------------------------------------------------
Total from investment operations                               0.07            2.57            0.53            1.03
                                                         ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (0.46)          (0.63)          (0.31)          (0.11)
Distributions from capital gains                              (0.63)          (0.74)          (0.22)             --
                                                         ----------------------------------------------------------
Total distributions                                           (1.09)          (1.37)          (0.53)          (0.11)
                                                         ----------------------------------------------------------
Net asset value, end of period                           $    15.98      $    17.00      $    15.80      $    15.80
===================================================================================================================
Total return                                                   0.49%          16.50%           3.38%           6.90%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,002,724      $  832,527      $  675,754      $  453,093
Ratio of operating expenses to average net assets              0.89%           0.88%           0.91%           0.98%+
Ratio of net investment income to average net assets           2.88%           3.28%           3.04%           2.95%+
Portfolio turnover rate                                         106%            113%             81%             37%
-------------------------------------------------------------------------------------------------------------------

     *    The Total Return Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER    Directed Services, Inc. ("DSI") is the overall adviser to the GCG
               Trust. DSI is a New York corporation and is a wholly owned indirect subsidiary of ING. DSI is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. DSI is the principal underwriter and distributor of the Variable Contracts that Golden American Life Insurance
               Company issues. The address of DSI is 1475 Dunwoody Drive, West
               Chester, Pennsylvania 19380.

               DSI has overall responsibility for hiring portfolio managers and for periodically monitoring their performance. DSI considers performance records in light of a portfolio's investment objectives and policies. The GCG Trust pays an advisory fee to DSI for its services. Out of this advisory fee, DSI in turn pays the portfolio managers their respective portfolio management fee.

               In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

               DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

CLASS S
SHARES Effective May 1, 2002, the Trust offers investors Class I, Class S and Class A shares of each portfolio, subject to shareholder approval if required. For those portfolios that commenced operations prior to May 1, 2002, only the original class of shares will be offered until shareholder approval is obtained for the Trust's Multiple Class Plan. For those portfolios that commenced operations on or after May 1, 2002, all three classes of shares will be available, but only original or Class S shares are offered in this prospectus. It is anticipated that converting the original class of shares to the Class S shares will not cause any increase in expenses borne by shareholders.


SERVICE FEES --
CLASS S
SHARES The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

--------------------------------------------------------------------------------
                   OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------

               In connection with the implementation of the Trust's Multiple Class Plan for Class S shares, management of the Trust will reduce the current management fee of those portfolios that have commenced operations prior to May 1, 2002 by 0.25%, the same amount as the new service fee.

ADVISORY FEE   The GCG Trust pays DSI an advisory fee, payable monthly, based on the average daily net assets of a portfolio (or the combined net assets of portfolios).

               ADVISORY FEE PAID IN 2001. For portfolios that were in operation for the full 2001 year, the Trust paid DSI in 2001 an advisory fee at the following annual rates:

               -----------------------------------------------------------------
                                             FEE PAID TO ADVISER DURING 2001
               PORTFOLIO                 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
               -----------------------------------------------------------------
               Equity Income                              0.94% annualized
               -----------------------------------------------------------------
               Fully Managed                              0.94%
               -----------------------------------------------------------------
               Growth*                                    1.01%
               -----------------------------------------------------------------
               Hard Assets                                0.94%
               -----------------------------------------------------------------
               Large Cap Value                            1.00%
               -----------------------------------------------------------------
               Limited Maturity Bond                      0.53%
               -----------------------------------------------------------------
               Liquid Asset                               0.53%
               -----------------------------------------------------------------
               Mid-Cap Growth                             0.88%
               -----------------------------------------------------------------
               Research                                   0.88%
               -----------------------------------------------------------------
               Total Return                               0.88%
               -----------------------------------------------------------------

               * DSI has agreed to a voluntary fee waiver of 0.05% of assets in excess of $1.3 billion with respect to the Growth Portfolio through December 31, 2002.

               DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

               THE GCG TRUST IS DISTINCT IN THAT THE PORTFOLIO'S EXPENSE STRUCTURE IS SIMPLER AND MORE PREDICTABLE THAN THAT OF MOST MUTUAL FUNDS. DSI PAYS MANY OF THE ORDINARY EXPENSES FOR EACH PORTFOLIO, INCLUDING CUSTODIAL, ADMINISTRATIVE, TRANSFER AGENCY, PORTFOLIO ACCOUNTING, AUDITING, AND ORDINARY LEGAL EXPENSES. MOST MUTUAL FUNDS PAY FOR THESE EXPENSES DIRECTLY FROM THEIR OWN ASSETS.

--------------------------------------------------------------------------------
                                   SHARE PRICE
--------------------------------------------------------------------------------

               Purchase and redemption orders ("orders") are accepted only on days on which the New York Stock Exchange ("NYSE") is open for business ("a business day").

               A portfolio's share price (net asset value, or "NAV"), is calculated each business day after the close of trading (generally 4 p.m. Eastern time) on the NYSE.

               Therefore, orders received by the Trust via insurance company Separate Accounts on any business day prior to the close of NYSE trading will receive the price calculated at the close of trading that day. Orders received by a Separate Account after the close of trading on a business day, but prior to the close of business on the next business day, will receive the price calculated at the close of trading on that next business day.

               The net asset values per share of each portfolio, except the Liquid Asset Portfolio, fluctuates in response to changes in market conditions and other factors. The NAV of the shares of the Liquid Asset Portfolio will not fluctuate in response to changes in market conditions for so long as the Portfolio is using the amortized cost method of valuation. The Liquid Asset Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of purchase and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity.

               The other portfolios' securities are valued based on market value. Market value is determined based on the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. If market quotations are not available, securities are valued at their fair value as determined in good faith by, or under the direction of, the Board. Instruments maturing in sixty days or less may be valued using the amortized cost method of valuation. The value of a foreign security is determined in its national currency based upon the price on the foreign exchange at close of business. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market before the time of valuation.

               Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity sixty days or less at their date of acquisition valued under the amortized cost method), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less may be valued at amortized cost unless the portfolio manager believes that amortized cost does not approximate market value.

               When a portfolio writes a put or call option, the amount of the premium is included in the portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium a portfolio pays for an option is recorded as an asset, and subsequently adjusted to market value. Futures and options traded on commodities exchanges or boards of trade are valued at their closing settlement price on such exchange or board of trade. Foreign securities quoted in foreign currencies generally are valued at translated foreign market closing prices.

--------------------------------------------------------------------------------
                             SHARE PRICE (CONTINUED)
--------------------------------------------------------------------------------

               Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., Eastern time. The calculation of the net asset value of a portfolio investing in foreign securities may not take place contemporaneously with the determination of the prices of the securities included in the calculation. Because certain portfolios may invest in securities that are primarily listed on foreign exchanges, the value of the portfolio's shares may change on days when the separate account will not be able to purchase or redeem shares. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Prices derived under these procedures will be used in determining daily net asset value. Information that becomes known to the GCG Trust or its agents after the time that the net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events that may affect the value of these securities that occur between the time their prices are determined and the time the portfolio's net asset value is determined may not be reflected in the calculation of net asset value of the portfolio unless DSI or the portfolio manager, acting under authority delegated by the Board of Trustees, deems that the particular event would materially affect net asset value. In this event, the securities would be valued at fair market value as determined in good faith by DSI or the portfolio manager acting under the direction of the Board.


--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

               The GCG Trust pays net investment income, if any, on your shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. We will automatically reinvest any distributions made by any portfolio in additional shares of that portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

               Each portfolio of the GCG Trust that has commenced operations has qualified (any portfolio of the Trust that has not yet commenced operations intends to qualify) and expects to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on the part of their investment company taxable income (including any net capital gains) which they distribute to shareholders. It is each portfolio's intention to distribute all such income and gains.

--------------------------------------------------------------------------------
                         TAXES AND DISTRIBUTIONS (CONTINUED)
--------------------------------------------------------------------------------

               Shares of each portfolio are offered to the Separate Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts (the "Variable Contracts"). Under current tax law, your gains under your Variable Contract are taxed only when you take them out. Variable Contract purchasers should review the Variable Contract prospectus for a discussion of the tax treatment applicable to holders of the Variable Contracts.

               The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult with your tax adviser for more detailed information regarding taxes applicable to the Variable Contracts.

----------------------------------------

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information,
dated May 1, 2002, has been filed with
the Securities and Exchange Commission,           ---------------------
and is made a part of this prospectus by
reference.                                        THE GCG TRUST
                                                  TRUSTEES
Additional information about the GCG
Trust's investments is available in the           Paul S. Doherty
GCG Trust's annual and semi-annual
reports to shareholders. In the annual            J. Michael Earley
report, you will find a discussion of
the market conditions and investment              R. Barbara Gitenstein
strategies that significantly affected
the GCG Trust's performance during its            R. Glenn Hilliard
last fiscal year.
                                                  Walter H. May
To obtain a free copy of these documents
or to make inquiries about the                    Thomas J. McInerney
portfolios, please write to our Customer
Service Center at P.O. Box 2700, West             Jock Patton
Chester, Pennsylvania 19380 or call
(800) 366-0066.                                   David W.C. Putnam

Information about the GCG Trust can be            Blaine E. Rieke
reviewed and copied at the Securities
and Exchange Commission ("SEC") Public            John G. Turner
Reference Room in Washington, D.C.
Information about the operation of the            Roger B. Vincent
Public Reference Room may be obtained by
calling the SEC at 1-202-942-8090.                Richard A. Wedemeyer
Reports and other information about the
GCG Trust are available on the EDGAR              ---------------------
Database on the SEC's Internet Site at
http://www.sec.gov. You may obtain
copies of information for a duplicating
fee by electronic request at the
following E-mail address:
publicinfo@sec.gov, or by writing the
SEC's Public Reference Section,
Washington, D.C. 20549-0102.

----------------------------------------

          ING [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
05/01/02                                                   SEC File No. 811-5629

                                             File Nos. 33-23512, 811-5629
                                             Filed under Rule 497(c)
                                             Version 2 - subset

THE  GCG  TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PROSPECTUS
MAY 1, 2002

                              BALANCED FUNDS
                                Total Return Portfolio

                              STOCK FUNDS
                                Mid-Cap Growth Portfolio
                                Research Portfolio


                                                                      [LOGO] ING

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

     IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE GCG TRUST AS "THE GCG TRUST," AND TO A SERIES OF THE GCG TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE
     "PORTFOLIOS."

                                                                            PAGE
INTRODUCTION

    The GCG Trust ....................................................        2
    Investing through your Variable Contract .........................        2
    Why Reading this Prospectus is
       Important .....................................................        2
    Types of Funds ...................................................        2
    General Risk Factors .............................................        3

PORTFOLIOS AT A GLANCE ...............................................        4

DESCRIPTION OF THE PORTFOLIOS
    Mid-Cap Growth ...................................................        6
    Research..........................................................       11
    Total Return......................................................       14

MORE INFORMATION
    A Word about Portfolio Diversity .................................       19
    Additional Information about the
       Portfolios ....................................................       19
    Non-Principal Investments and Strategies .........................       19
    Temporary Defensive Positions ....................................       19
    Portfolio Turnover ...............................................       19
    Independent Auditors .............................................       19

  FINANCIAL HIGHLIGHTS
    Mid-Cap Growth ...................................................       20
    Research..........................................................       21
    Total Return......................................................       22

  OVERALL MANAGEMENT OF THE TRUST

  THE ADVISER ........................................................       23

  CLASS S SHARES.... .................................................       23
      Service Fees - Class S Shares...................................       23

  ADVISORY FEE........................................................       24

  SHARE PRICE ........................................................       24

  TAXES AND DISTRIBUTIONS ............................................       26

  TO OBTAIN MORE INFORMATION .........................................      Back

  THE GCG TRUST TRUSTEES .............................................      Back

     AN INVESTMENT IN ANY PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

THE GCG
TRUST The GCG Trust (the "Trust") is an open-end management investment company. The Trust consists of 36 investment series (referred to individually as a "portfolio" and collectively, as the "portfolios"). Not all of the portfolios are offered in this prospectus.

               On February 26, 2002, the Board of Trustees approved a multiple class plan (the "Plan") for the portfolios of the Trust, subject to shareholder approval if required. Under the Plan, each portfolio may offer three classes of shares. This prospectus relates only to the original or Class S shares. It is not anticipated that the Plan, once fully implemented, will cause any increase in expenses borne by the original class shareholders. For more information about Class S shares, please refer to the section of this prospectus called "Class S Shares."

INVESTING
THROUGH YOUR
VARIABLE
CONTRACT Shares of the portfolios of the GCG Trust currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies as funding choices for variable annuity contracts and variable life insurance policies ("Variable Contracts"). Assets in the Separate Account are invested in shares of the portfolios based on your allocation instructions. You do not deal directly with the portfolios to purchase or redeem shares. The accompanying Separate Account prospectus describes your rights as a Variable Contract owner.

WHY READING
THIS
PROSPECTUS
IS IMPORTANT   This prospectus explains the investment objective, risks and strategy of each of the portfolios of the Trust offered in this prospectus. Reading the prospectus will help you to decide whether a portfolio is the right investment for you. We suggest that you keep this prospectus and the prospectus for the Separate
               Account for future reference.

TYPES OF
FUNDS The portfolios are generally classified among three major asset classes: stock, bond and money market.

                      MONEY MARKET             BOND              STOCK
                          FUNDS                FUNDS             FUNDS
                    -------------------------------------------------------
                          LOWER             RISK/RETURN          HIGHER
                    -------------------------------------------------------

               o MONEY MARKET FUNDS. Money market instruments (also known as cash investments) are debt securities issued by governments, corporations, banks or other financial institutions.

               o BOND FUNDS. Bonds are debt securities representing loans from investors. A bond fund's share price - and therefore the value of your investment - can rise or fall in value because of changing interest rates or other factors.

               o BALANCED FUNDS. A balanced fund holds a mix of stocks, bonds, and sometimes cash investments. A balanced fund offers the convenience of investing in both stocks and bonds through a single fund.

               o STOCK FUNDS. Stocks - which represent shares of ownership in a company - generally offer the greatest potential for long-term growth of principal. Many stocks also provide regular dividends, which are generated by corporate profits. While stocks have historically provided the highest long-term returns, they have also

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

                    exhibited the greatest short-term price fluctuations - so a stock fund has a higher risk of losing value over the short term.

GENERAL RISK
FACTORS Investing in the portfolios, as with an investment in any security, involves risk factors and special considerations. A portfolio's risk is defined primarily by its principal investment strategies. An investment in a portfolio is not insured against loss of principal. As with any mutual fund, there can be no assurance that a portfolio will achieve its investment objective. Investing in shares of a portfolio should not be considered a complete investment program. The share value of each portfolio (except for the Liquid Asset Portfolio) will rise and fall. Although the Liquid Asset Portfolio seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money.

               It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The lower the risk, the lower the potential reward. As you consider an investment in a portfolio, you should take into account your personal tolerance for investment risk.

--------------------------------------------------------------------------------
PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

The following table is a summary of the objectives, main investment strategies and risks of each portfolio. It is designed to help you understand the differences between the portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objectives, strategies and risks, which begin on page 10.

INVESTMENT PORTFOLIOS
AND PORTFOLIO MANAGERS                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
MID-CAP GROWTH                                    Seeks long-term growth of capital.
  Portfolio Manager:
  Massachusetts Financial Services Company
----------------------------------------------------------------------------------------------------------
RESEARCH PORTFOLIO                                Seeks long-term growth of capital and future
  Portfolio Manager:                              income.
  Massachusetts Financial Services Company
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      Seeks above-average income (compared to a portfolio
  Portfolio Manager:                              entirely invested in equity securities) consistent with
  Massachusetts Financial Services Company        the prudent employment of capital. A secondary objective
                                                  is the reasonable opportunity for growth of capital and
                                                  income.
----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY                               INVESTMENT RISKS
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Normally invests at least 80% of its net assets in          o Manager Risk                o High-Yield Bond Risk
common stocks and related securities (such as               o Market and Company Risk     o Active or Frequent
preferred stocks, convertible securities and                o Mid-Cap Company Risk          Trading Risk
depositary receipts) of companies with medium               o OTC Investment Risk         o Short Sales Risk
market capitalizations which the Portfolio Manager          o Growth Investing Risk       o Diversification Risk
believes have above-average growth potential.               o Foreign Investment Risk
                                                            o Emerging Market Risk
--------------------------------------------------------------------------------------------------------------------
Normally invests at least 80% of its net assets in          o Manager Risk
common stocks and related securities (such as               o Market and Company Risk
preferred stocks, convertible securities and                o OTC Investment Risk
depositary receipts).  Focus is on companies the            o Foreign Investment Risk
Portfolio Manager believes have favorable                   o High-Yield Bond Risk
prospects for long-term growth, attractive                  o Active or Frequent Trading
valuations based on current and expected earnings             Risk
or cash flow, dominant or growing market share and
superior management.
--------------------------------------------------------------------------------------------------------------------
Invests primarily in a combination of equity and            o Manager Risk                o Allocation Risk
fixed income securities.                                    o Market and Company Risk     o Convertible Securities
                                                            o Income Risk                   Risk
                                                            o Interest Rate Risk          o Undervalued Securities
                                                            o Credit Risk                   Risk
                                                            o Call Risk                   o High-Yield Bond Risk
                                                            o Maturity Risk               o Foreign Investment Risk
                                                            o Liquidity Risk
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MID-CAP GROWTH PORTFOLIO

PORTFOLIO
MANAGER        Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE      Long-term growth of capital

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts)of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of the Portfolio's investment. The Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 28, 2001, the top of the Russell MidCap Growth Index was about $15.7 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

               The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement. The Portfolio may also engage in short sales "against the box" where the Portfolio owns or has the right to obtain at no additional cost, the securities that are sold.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

               o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies which are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Therefore, shares of the Portfolio are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

               o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                    holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

               o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after the Portfolio investments in those currencies. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                    Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that may restrict the transfer of currency from a given country; or creation of government monopolies.

               o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.

               o ACTIVE OR FREQUENT TRADING RISK. The Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

               o SHORT SALES RISK. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box."

               o DIVERSIFICATION RISK. A non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified portfolio's net asset value.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                      MID-CAP GROWTH -- ANNUAL TOTAL RETURN
                 ----------------------------------------------

                    79.05%            8.18%          -23.62%
                 ----------------------------------------------
                     1999             2000             2001
                 ----------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index and Russell 2000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                           1 YEAR    8/14/98
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........     (23.62)%    17.36%
     Russell Midcap Growth Index ....................     (20.15)%     4.80%
     Russell 2000 Index .............................       2.49%      5.94%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/99 ...........     41.28%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/01 ............   (35.52)%
                        -------------------------------

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE
PORTFOLIO
MANAGER Massachusetts Financial Services Company ("MFS") has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

               The Portfolio is managed by a team of portfolio managers at MFS.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

RESEARCH PORTFOLIO

PORTFOLIO
MANAGER        Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE      Long-term growth of capital and future income

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). The Portfolio focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

               A team of equity research analysts selects portfolio securities for the Portfolio. This team includes investment analysts employed by the Portfolio Manager and its affiliate. The team allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

               The Portfolio may also invest in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Shares of the Portfolio, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund that invests entirely in proven growth stocks.

               o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

               o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.

               o ACTIVE OR FREQUENT TRADING RISK. The Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                         RESEARCH -- ANNUAL TOTAL RETURN
                 ----------------------------------------------

                    24.23%           -4.54%          -21.46%
                 ----------------------------------------------
                     1999             2000             2001
                 ----------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Russell Midcap Index. The Standard & Poor's 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                           1 YEAR    8/17/98
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........     (21.46)%    1.93%
     Standard & Poor's 500 Index ....................     (11.88)%    2.01%
     Russell Midcap Index ...........................      (5.62)%    7.48%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/99 ...........     21.71%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/01 ............   (19.58)%
                        -------------------------------

MORE ON THE
PORTFOLIO
MANAGER Massachusetts Financial Services Company ("MFS") has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

               The Portfolio is managed by a team of equity analysts.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

TOTAL RETURN PORTFOLIO

PORTFOLIO
MANAGER        Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE      Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests:

               o at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities.

               o at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

               EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

               While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

               o    a decline in the market

               o    poor economic conditions

               o developments that have affected or may affect the issuer of the securities or the issuer's industry

               o    the market has overlooked them

               Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

               o    a fixed income stream

               o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

               FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

               o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities,

               o mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

               o corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

               In selecting fixed income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, and up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities. The Portfolio may invest with no limitation in mortgage pass-through securities and American Depositary Receipts.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income.

               o INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

               o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

               o CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

               o MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price.

               o LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

               o ALLOCATION RISK. The Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by the Portfolio Manager. The Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

               o CONVERTIBLE SECURITIES RISK. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                    as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

               o UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. The Portfolio equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. The Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

               o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.

               o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                       TOTAL RETURN -- ANNUAL TOTAL RETURN
                 ----------------------------------------------

                     3.38%           16.50%            0.49%
                 ----------------------------------------------
                     1999             2000             2001
                 ----------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is comprised of intermediate-term U.S. government securities and investment-grade corporate debt securities.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                           1 YEAR    8/14/98
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........       0.49%     7.92%
     Standard & Poor's 500 Index ....................     (11.88)%    2.01%
     Lehman Brothers Government/
       Corporate Bond Index .........................       8.50%     6.69%
     60% S&P 500/40% Lehman Index ...................      (3.72)%    3.88%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/00 ............      7.27%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/01 ............    (5.45)%
                        -------------------------------

               The Portfolio Manager has determined that the Standard &Poor's 500 Index is the most appropriate index to use for comparative purposes. In the future, it will be the only benchmark compared to the Portfolio.

MORE ON THE
PORTFOLIO
MANAGER Massachusetts Financial Services Company ("MFS") has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada (referred to as "Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

               The Portfolio is managed by a team of portfolio managers at MFS.

--------------------------------------------------------------------------------
                                MORE INFORMATION
--------------------------------------------------------------------------------

A WORD ABOUT
PORTFOLIO
DIVERSITY      Each portfolio in this prospectus, unless specifically noted
               under a portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective and certain of the investment restrictions of each portfolio in this prospectus and the Statement of Additional Information, unless specifically noted under portfolio's principal investment strategy, are fundamental. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL
INFORMATION
ABOUT THE
PORTFOLIOS     The Statement of Additional Information is made a part of this prospectus. It identifies and discusses non-principal investment strategies and associated risks of each portfolio, as well as investment restrictions, secondary or temporary investments and associated risks, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).

NON-PRINCIPAL
INVESTMENTS
AND
STRATEGIES     This prospectus does not describe various types of securities, strategies and practices which are available to, but are not the principal focus of, a particular portfolio. Such non-principal investments and strategies are discussed in the Statement of Additional Information.

TEMPORARY
DEFENSIVE
POSITIONS      A portfolio may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions exist. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

PORTFOLIO
TURNOVER Before investing in a portfolio, you should review its portfolio turnover rate for an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

               Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period. The portfolio turnover rates for each portfolio are presented in the Financial Highlights.

INDEPENDENT
AUDITORS Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The following financial highlights tables are intended to help you understand each of the portfolio's financial performance for the past 5 years (or, if shorter, for the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with a portfolio's financial statements, are included in the annual report, which is available upon request.


-------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/01        12/31/00        12/31/99       12/31/98*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    18.67      $    29.59      $    18.10      $    15.68
                                                         ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                  (0.10)          (0.10)          (0.03)           0.01
Net realized and unrealized gain/(loss) on investments
    and foreign currencies                                    (4.31)           1.43           14.22            2.52
                                                         ----------------------------------------------------------
Total from investment operations                              (4.41)           1.33           14.19            2.53
                                                         ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             --              --              --           (0.01)
Distributions from capital gains                              (0.08)         (12.25)          (2.70)          (0.10)
                                                         ----------------------------------------------------------
Total distributions                                           (0.08)         (12.25)          (2.70)          (0.11)
                                                         ----------------------------------------------------------
Net asset value, end of period                           $    14.18      $    18.67      $    29.59      $    18.10
===================================================================================================================
Total return                                                 (23.62)%          8.18%          79.05%          16.12%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,133,396      $1,461,745      $  781,807      $  252,022
Ratio of operating expenses to average net assets              0.89%           0.88%           0.91%           0.95%+
Ratio of net investment income/(loss) to average
    net assets                                                (0.64)%         (0.58)%         (0.21)%          0.15%+
Portfolio turnover rate                                          94%            150%            159%             55%
-------------------------------------------------------------------------------------------------------------------

     *    The Mid-Cap Growth Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RESEARCH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/01        12/31/00        12/31/99       12/31/98*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    20.95      $    24.81      $    20.31      $    17.75
                                                         ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                   0.03           (0.01)           0.01            0.02
Net realized and unrealized gain/(loss) on
    investments and foreign currencies                        (4.53)          (1.25)           4.90            2.56
                                                         ----------------------------------------------------------
Total from investment operations                              (4.50)          (1.26)           4.91            2.58
                                                         ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (0.02)          (0.04)          (0.01)          (0.01)
Distributions in excess of net investment income                 --              --              --           (0.01)
Distributions from capital gains                              (0.43)          (2.56)          (0.40)             --
                                                         ----------------------------------------------------------
Total distributions                                           (0.45)          (2.60)          (0.41)          (0.02)
                                                         ----------------------------------------------------------
Net asset value, end of period                           $    16.00      $    20.95      $    24.81      $    20.31
===================================================================================================================
Total return                                                 (21.46)%         (4.54)%         24.23%          14.54%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  871,059      $1,147,196      $1,014,656      $  613,771
Ratio of operating expenses to average net assets              0.89%           0.88%           0.91%           0.94%+
Ratio of net investment income/(loss) to average
    net assets                                                 0.15%          (0.06)%          0.02%           0.23%+
Portfolio turnover rate                                          97%             87%             89%             35%
-------------------------------------------------------------------------------------------------------------------

     *    The Research Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/01        12/31/00        12/31/99       12/31/98*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    17.00      $    15.80      $    15.80      $    14.88
                                                         ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.44            0.50            0.42            0.17
Net realized and unrealized gain/(loss) on
    investments and foreign currencies                        (0.37)           2.07            0.11            0.86
                                                         ----------------------------------------------------------
Total from investment operations                               0.07            2.57            0.53            1.03
                                                         ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (0.46)          (0.63)          (0.31)          (0.11)
Distributions from capital gains                              (0.63)          (0.74)          (0.22)             --
                                                         ----------------------------------------------------------
Total distributions                                           (1.09)          (1.37)          (0.53)          (0.11)
                                                         ----------------------------------------------------------
Net asset value, end of period                           $    15.98      $    17.00      $    15.80      $    15.80
===================================================================================================================
Total return                                                   0.49%          16.50%           3.38%           6.90%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,002,724      $  832,527      $  675,754      $  453,093
Ratio of operating expenses to average net assets              0.89%           0.88%           0.91%           0.98%+
Ratio of net investment income to average net assets           2.88%           3.28%           3.04%           2.95%+
Portfolio turnover rate                                         106%            113%             81%             37%
-------------------------------------------------------------------------------------------------------------------

     *    The Total Return Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER    Directed Services, Inc. ("DSI") is the overall adviser to the GCG
               Trust. DSI is a New York corporation and is a wholly owned indirect subsidiary of ING. DSI is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. DSI is the principal underwriter and distributor of the Variable Contracts that Golden American Life Insurance
               Company issues. The address of DSI is 1475 Dunwoody Drive, West
               Chester, Pennsylvania 19380.

               DSI has overall responsibility for hiring portfolio managers and for periodically monitoring their performance. DSI considers performance records in light of a portfolio's investment objectives and policies. The GCG Trust pays an advisory fee to DSI for its services. Out of this advisory fee, DSI in turn pays the portfolio managers their respective portfolio management fee.

               In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

               DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

CLASS S
SHARES Effective May 1, 2002, the Trust offers investors Class I, Class S and Class A shares of each portfolio, subject to shareholder approval if required. For those portfolios that commenced operations prior to May 1, 2002, only the original class of shares will be offered until shareholder approval is obtained for the Trust's Multiple Class Plan. For those portfolios that commenced operations on or after May 1, 2002, all three classes of shares will be available, but only original or Class S shares are offered in this prospectus. It is anticipated that converting the original class of shares to the Class S shares will not cause any increase in expenses borne by shareholders.


SERVICE FEES --
CLASS S
SHARES The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

--------------------------------------------------------------------------------
                   OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------

               In connection with the implementation of the Trust's Multiple Class Plan for Class S shares, management of the Trust will reduce the current management fee of those portfolios that have commenced operations prior to May 1, 2002 by 0.25%, the same amount as the new service fee.

ADVISORY FEE   The GCG Trust pays DSI an advisory fee, payable monthly, based on the average daily net assets of a portfolio (or the combined net assets of portfolios).

               ADVISORY FEE PAID IN 2001. For portfolios that were in operation for the full 2001 year, the Trust paid DSI in 2001 an advisory fee at the following annual rates:

               -----------------------------------------------------------------
                                             FEE PAID TO ADVISER DURING 2001
               PORTFOLIO                 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
               -----------------------------------------------------------------
               Mid-Cap Growth                             0.88%
               -----------------------------------------------------------------
               Research                                   0.88%
               -----------------------------------------------------------------
               Total Return                               0.88%
               -----------------------------------------------------------------

               DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

               THE GCG TRUST IS DISTINCT IN THAT THE PORTFOLIO'S EXPENSE STRUCTURE IS SIMPLER AND MORE PREDICTABLE THAN THAT OF MOST MUTUAL FUNDS. DSI PAYS MANY OF THE ORDINARY EXPENSES FOR EACH PORTFOLIO, INCLUDING CUSTODIAL, ADMINISTRATIVE, TRANSFER AGENCY, PORTFOLIO ACCOUNTING, AUDITING, AND ORDINARY LEGAL EXPENSES. MOST MUTUAL FUNDS PAY FOR THESE EXPENSES DIRECTLY FROM THEIR OWN ASSETS.


--------------------------------------------------------------------------------
                                   SHARE PRICE
--------------------------------------------------------------------------------

               Purchase and redemption orders ("orders") are accepted only on days on which the New York Stock Exchange ("NYSE") is open for business ("a business day").

               A portfolio's share price (net asset value, or "NAV"), is calculated each business day after the close of trading (generally 4 p.m. Eastern time) on the NYSE.

               Therefore, orders received by the Trust via insurance company Separate Accounts on any business day prior to the close of NYSE trading will receive the price calculated at the close of trading that day. Orders received by a Separate Account after the close of trading on a business day, but prior to the close of business on the next business day, will receive the price calculated at the close of trading on that next business day.

               The net asset values per share of each portfolio, except the Liquid Asset Portfolio, fluctuates in response to changes in market conditions and other factors. The NAV of the shares of the Liquid Asset Portfolio will not fluctuate in response to changes in

--------------------------------------------------------------------------------
                             SHARE PRICE (CONTINUED)
--------------------------------------------------------------------------------

               market conditions for so long as the Portfolio is using the amortized cost method of valuation. The Liquid Asset Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of purchase and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity.

               The other portfolios' securities are valued based on market value. Market value is determined based on the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. If market quotations are not available, securities are valued at their fair value as determined in good faith by, or under the direction of, the Board. Instruments maturing in sixty days or less may be valued using the amortized cost method of valuation. The value of a foreign security is determined in its national currency based upon the price on the foreign exchange at close of business. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market before the time of valuation.

               Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity sixty days or less at their date of acquisition valued under the amortized cost method), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less may be valued at amortized cost unless the portfolio manager believes that amortized cost does not approximate market value.

               When a portfolio writes a put or call option, the amount of the premium is included in the portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium a portfolio pays for an option is recorded as an asset, and subsequently adjusted to market value. Futures and options traded on commodities exchanges or boards of trade are valued at their closing settlement price on such exchange or board of trade. Foreign securities quoted in foreign currencies generally are valued at translated foreign market closing prices.

               Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., Eastern time. The calculation of the net asset value of a portfolio investing in foreign securities may not take place contemporaneously with the determination of the prices of the securities included in the calculation. Because certain portfolios may invest in securities that are primarily listed on foreign exchanges, the value of the portfolio's shares may change on days when the separate account will not be able to purchase or redeem shares. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Prices derived under these procedures will be used in determining daily net asset value. Information that becomes known to the GCG Trust or its agents after the time that the net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events that may affect the value of these securities that occur between the time their prices are determined and the time the portfolio's net asset value is determined may not be reflected in the calculation of net asset value of the portfolio unless DSI or the portfolio manager, acting under authority delegated by

--------------------------------------------------------------------------------
                             SHARE PRICE (CONTINUED)
--------------------------------------------------------------------------------

               the Board of Trustees, deems
               that the particular event would materially affect net asset value. In this event, the securities would be valued at fair market value as determined in good faith by DSI or the portfolio manager acting under the direction of the Board.


--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

               The GCG Trust pays net investment income, if any, on your shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. We will automatically reinvest any distributions made by any portfolio in additional shares of that portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

               Each portfolio of the GCG Trust that has commenced operations has qualified (any portfolio of the Trust that has not yet commenced operations intends to qualify) and expects to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on the part of their investment company taxable income (including any net capital gains) which they distribute to shareholders. It is each portfolio's intention to distribute all such income and gains.

               Shares of each portfolio are offered to the Separate Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts (the "Variable Contracts"). Under current tax law, your gains under your Variable Contract are taxed only when you take them out. Variable Contract purchasers should review the Variable Contract prospectus for a discussion of the tax treatment applicable to holders of the Variable Contracts.

               The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult with your tax adviser for more detailed information regarding taxes applicable to the Variable Contracts.

                       This page intentionally left blank.

----------------------------------------

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information,
dated May 1, 2002, has been filed with
the Securities and Exchange Commission,           ---------------------
and is made a part of this prospectus by
reference.                                        THE GCG TRUST
                                                  TRUSTEES
Additional information about the GCG
Trust's investments is available in the           Paul S. Doherty
GCG Trust's annual and semi-annual
reports to shareholders. In the annual            J. Michael Earley
report, you will find a discussion of
the market conditions and investment              R. Barbara Gitenstein
strategies that significantly affected
the GCG Trust's performance during its            R. Glenn Hilliard
last fiscal year.
                                                  Walter H. May
To obtain a free copy of these documents
or to make inquiries about the                    Thomas J. McInerney
portfolios, please write to our Customer
Service Center at P.O. Box 2700, West             Jock Patton
Chester, Pennsylvania 19380 or call
(800) 366-0066.                                   David W.C. Putnam

Information about the GCG Trust can be            Blaine E. Rieke
reviewed and copied at the Securities
and Exchange Commission ("SEC") Public            John G. Turner
Reference Room in Washington, D.C.
Information about the operation of the            Roger B. Vincent
Public Reference Room may be obtained by
calling the SEC at 1-202-942-8090.                Richard A. Wedemeyer
Reports and other information about the
GCG Trust are available on the EDGAR              ---------------------
Database on the SEC's Internet Site at
http://www.sec.gov. You may obtain
copies of information for a duplicating
fee by electronic request at the
following E-mail address:
publicinfo@sec.gov, or by writing the
SEC's Public Reference Section,
Washington, D.C. 20549-0102.

----------------------------------------

          ING [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
122316   05/01/02                                          SEC File No. 811-5629

                                             File Nos. 33-23512, 811-5629
                                             Filed under Rule 497(c)
                                             Version 3 - subset


THE  GCG  TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PROSPECTUS
MAY 1, 2002

                              BALANCED FUNDS
                                Fully Managed Portfolio

                              STOCK FUNDS
                                Mid-Cap Growth Portfolio


                                                                      [LOGO] ING

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

     IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO THE GCG TRUST AS "THE GCG TRUST," AND TO A SERIES OF THE GCG TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE
     "PORTFOLIOS."

                                                                            PAGE
INTRODUCTION

    The GCG Trust ....................................................        2
    Investing through your Variable Contract .........................        2
    Why Reading this Prospectus is
       Important .....................................................        2
    Types of Funds ...................................................        2
    General Risk Factors .............................................        3

PORTFOLIOS AT A GLANCE ...............................................        4

DESCRIPTION OF THE PORTFOLIOS
    Fully Managed ....................................................        6
    Mid-Cap Growth ...................................................       11

MORE INFORMATION
    A Word about Portfolio Diversity .................................       16
    Additional Information about the
       Portfolios ....................................................       16
    Non-Principal Investments and Strategies .........................       16
    Temporary Defensive Positions ....................................       16
    Portfolio Turnover ...............................................       16
    Independent Auditors .............................................       16

  FINANCIAL HIGHLIGHTS
    Fully Managed ....................................................       17
    Mid-Cap Growth ...................................................       18

  OVERALL MANAGEMENT OF THE TRUST

  THE ADVISER ........................................................       19

  CLASS S SHARES.... .................................................       19
      Service Fees - Class S Shares...................................       19

  ADVISORY FEE........................................................       20

  SHARE PRICE ........................................................       20

  TAXES AND DISTRIBUTIONS ............................................       20

  TO OBTAIN MORE INFORMATION .........................................      Back

  THE GCG TRUST TRUSTEES .............................................      Back

     AN INVESTMENT IN ANY PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

THE GCG
TRUST The GCG Trust (the "Trust") is an open-end management investment company. The Trust consists of 36 investment series (referred to individually as a "portfolio" and collectively, as the "portfolios"). Not all of the portfolios are offered in this prospectus.

               On February 26, 2002, the Board of Trustees approved a multiple class plan (the "Plan") for the portfolios of the Trust, subject to shareholder approval if required. Under the Plan, each portfolio may offer three classes of shares. This prospectus relates only to the original or Class S shares. It is not anticipated that the Plan, once fully implemented, will cause any increase in expenses borne by the original class shareholders. For more information about Class S shares, please refer to the section of this prospectus called "Class S Shares."

INVESTING
THROUGH YOUR
VARIABLE
CONTRACT Shares of the portfolios of the GCG Trust currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies as funding choices for variable annuity contracts and variable life insurance policies ("Variable Contracts"). Assets in the Separate Account are invested in shares of the portfolios based on your allocation instructions. You do not deal directly with the portfolios to purchase or redeem shares. The accompanying Separate Account prospectus describes your rights as a Variable Contract owner.

WHY READING
THIS
PROSPECTUS
IS IMPORTANT   This prospectus explains the investment objective, risks and strategy of each of the portfolios of the Trust offered in this prospectus. Reading the prospectus will help you to decide whether a portfolio is the right investment for you. We suggest that you keep this prospectus and the prospectus for the Separate
               Account for future reference.

TYPES OF
FUNDS The portfolios are generally classified among three major asset classes: stock, bond and money market.

                      MONEY MARKET             BOND              STOCK
                          FUNDS                FUNDS             FUNDS
                    -------------------------------------------------------
                          LOWER             RISK/RETURN          HIGHER
                    -------------------------------------------------------

               o MONEY MARKET FUNDS. Money market instruments (also known as cash investments) are debt securities issued by governments, corporations, banks or other financial institutions.

               o BOND FUNDS. Bonds are debt securities representing loans from investors. A bond fund's share price - and therefore the value of your investment - can rise or fall in value because of changing interest rates or other factors.

               o BALANCED FUNDS. A balanced fund holds a mix of stocks, bonds, and sometimes cash investments. A balanced fund offers the convenience of investing in both stocks and bonds through a single fund.

               o STOCK FUNDS. Stocks - which represent shares of ownership in a company - generally offer the greatest potential for long-term growth of principal. Many stocks also provide regular dividends, which are generated by corporate profits. While stocks have historically provided the highest long-term returns, they have also

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

                    exhibited the greatest short-term price fluctuations - so a stock fund has a higher risk of losing value over the short term.

GENERAL RISK
FACTORS Investing in the portfolios, as with an investment in any security, involves risk factors and special considerations. A portfolio's risk is defined primarily by its principal investment strategies. An investment in a portfolio is not insured against loss of principal. As with any mutual fund, there can be no assurance that a portfolio will achieve its investment objective. Investing in shares of a portfolio should not be considered a complete investment program. The share value of each portfolio (except for the Liquid Asset Portfolio) will rise and fall. Although the Liquid Asset Portfolio seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money.

               It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The lower the risk, the lower the potential reward. As you consider an investment in a portfolio, you should take into account your personal tolerance for investment risk.

--------------------------------------------------------------------------------
PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

The following table is a summary of the objectives, main investment strategies and risks of each portfolio. It is designed to help you understand the differences between the portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objectives, strategies and risks, which begin on page 10.

INVESTMENT PORTFOLIOS
AND PORTFOLIO MANAGERS                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
FULLY MANAGED                                     Seeks, over the long-term, a high total investment
  Portfolio Manager:                              return, consistent with the preservation of capital and
  T. Rowe Price Associates, Inc.                  prudent investment risk.
----------------------------------------------------------------------------------------------------------
MID-CAP GROWTH                                    Seeks long-term growth of capital.
  Portfolio Manager:
  Massachusetts Financial Services Company
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY                               INVESTMENT RISKS
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

Pursues an active asset allocation strategy                 o Manager Risk
whereby investments are allocated among three               o Market and Company Risk
asset classes -- equity securities, debt securities,        o Income Risk
and money market instruments. Invests primarily in          o Interest Rate Risk
common stocks of established companies that are             o Credit Risk
believed to have above-average potential for                o Call Risk
capital growth.                                             o Value Investing Risk
                                                            o Allocation Risk
--------------------------------------------------------------------------------------------------------------------
Normally invests at least 80% of its net assets in          o Manager Risk                o High-Yield Bond Risk
common stocks and related securities (such as               o Market and Company Risk     o Active or Frequent
preferred stocks, convertible securities and                o Mid-Cap Company Risk          Trading Risk
depositary receipts) of companies with medium               o OTC Investment Risk         o Short Sales Risk
market capitalizations which the Portfolio Manager          o Growth Investing Risk       o Diversification Risk
believes have above-average growth potential.               o Foreign Investment Risk
                                                            o Emerging Market Risk
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

FULLY MANAGED PORTFOLIO

PORTFOLIO
MANAGER        T. Rowe Price Associates, Inc.

INVESTMENT
OBJECTIVE      Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options, in pursuit of its asset allocation strategy.

               The Portfolio's common stocks generally fall into one of two categories:

               o the larger category of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors;

               o the smaller category of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

               Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

               The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

               Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

               In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

               The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

               DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

               MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

               (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price

               (2)  U.S. government obligations

               (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation

               (4) commercial paper rated at the date of purchase in the two highest rating categories

               (5)  repurchase agreements

               The Portfolio also may invest in short-term U.S.
               dollar-denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                    and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income.

               o INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

               o CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

               o CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

               o VALUE INVESTING RISK. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced.

               o ALLOCATION RISK. The Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by the Portfolio Manager. The Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

               The Portfolio Manager's opportunistic trading approach and willingness to realize gains could result in higher taxable capital gain distributions than other stock funds. A sizable cash or fixed income position may hinder the Portfolio from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the Portfolio's share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company's stock. If the Portfolio has large holdings in a relatively small number of companies, disappointing performance by these companies will have a more adverse impact on the Portfolio than would be the case with a more diversified fund.

               Futures and options may not always be successful hedges; their prices can be highly volatile; using them could lower portfolio returns; and the potential loss from the use of futures can exceed a portfolio's investment in such contracts.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below shows the Portfolio's annual

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                    FULLY MANAGED -- ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------

  6.23%   7.59%  -7.27%  20.80%  16.36%  15.27%   5.89%   6.92%  21.97%   9.92%
--------------------------------------------------------------------------------
  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
--------------------------------------------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Index and the Lehman Brothers Government/Corporate Bond Index. The Standard & Poor's 500 Index is an unmanaged index comprised of 500 U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                         1 YEAR   5 YEAR   10 YEAR     1/24/89
                                                                     (INCEPTION)

     Portfolio's Average
       Annual Total Return ...........    9.92%   11.84%   10.05%       9.88%
     Standard & Poor's 500
       Index .........................  (11.88)%  10.70%   12.93%      13.66%
     Lehman Brothers
       Government/Corporate
       Bond Index ....................    8.50%    7.38%    7.28%       8.49%
     60% S&P 500/40%
       Lehman Index ..................   (3.72)%   9.37%   10.67%      11.59%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        6/30/99 ............     10.77%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/90 ............   (10.81)%
                        -------------------------------

               (1) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

MORE ON THE
PORTFOLIO
MANAGER T. Rowe Price Associates, Inc. ("T. Rowe Price") has managed the Portfolio since January, 1995. T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. As of December 31, 2001, the firm and its affiliates managed over $156.3 billion in assets. The address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202.

               The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MID-CAP GROWTH PORTFOLIO

PORTFOLIO
MANAGER        Massachusetts Financial Services Company

INVESTMENT
OBJECTIVE      Long-term growth of capital

PRINCIPAL
INVESTMENT
STRATEGY The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts)of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of the Portfolio's investment. The Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000 Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 28, 2001, the top of the Russell MidCap Growth Index was about $15.7 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

               The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement. The Portfolio may also engage in short sales "against the box" where the Portfolio owns or has the right to obtain at no additional cost, the securities that are sold.

               The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL
RISKS Any investment involves the possibility that you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks:

               o MANAGER RISK. A portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

               o MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

               o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

               o OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies which are smaller or newer than those listed on the New York or American Stock Exchange. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies. Therefore, shares of the Portfolio are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

               o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

               o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                    holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

               o EMERGING MARKET RISK. Investment in emerging markets countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after the Portfolio investments in those currencies. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                    Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that may restrict the transfer of currency from a given country; or creation of government monopolies.

               o HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential price volatility and principal and income risk. High-yield bonds are not considered investment grade.

               o ACTIVE OR FREQUENT TRADING RISK. The Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

               o SHORT SALES RISK. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box."

               o DIVERSIFICATION RISK. A non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified portfolio's net asset value.

               This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE    The value of your shares in the Portfolio will fluctuate
               depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The average annual total return includes reinvestment of dividends and distributions. The Portfolio's past performance is not an indication of future performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               The performance information does not include insurance-related charges. If these were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

               The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

                                [GRAPHIC OMITTED]
                 ----------------------------------------------
                      MID-CAP GROWTH -- ANNUAL TOTAL RETURN
                 ----------------------------------------------

                    79.05%            8.18%          -23.62%
                 ----------------------------------------------
                     1999             2000             2001
                 ----------------------------------------------

               The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth Index and Russell 2000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 2000 Index represents the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                           1 YEAR    8/14/98
                                                                   (INCEPTION)

     Portfolio's Average Annual Total Return ........     (23.62)%    17.36%
     Russell Midcap Growth Index ....................     (20.15)%     4.80%
     Russell 2000 Index .............................       2.49%      5.94%
--------------------------------------------------------------------------------

                        -------------------------------
                                  BEST QUARTER
                        -------------------------------
                        Quarter Ended
                        12/31/99 ...........     41.28%
                        -------------------------------
                                  WORST QUARTER
                        -------------------------------
                        Quarter Ended
                        9/30/01 ............   (35.52)%
                        -------------------------------

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE
PORTFOLIO
MANAGER Massachusetts Financial Services Company ("MFS") has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895. Net assets under management of the MFS organization were approximately $137 billion as of December 31, 2001. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

               The Portfolio is managed by a team of portfolio managers at MFS.

--------------------------------------------------------------------------------
                                MORE INFORMATION
--------------------------------------------------------------------------------

A WORD ABOUT
PORTFOLIO
DIVERSITY      Each portfolio in this prospectus, unless specifically noted
               under a portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective and certain of the investment restrictions of each portfolio in this prospectus and the Statement of Additional Information, unless specifically noted under portfolio's principal investment strategy, are fundamental. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL
INFORMATION
ABOUT THE
PORTFOLIOS     The Statement of Additional Information is made a part of this prospectus. It identifies and discusses non-principal investment strategies and associated risks of each portfolio, as well as investment restrictions, secondary or temporary investments and associated risks, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).

NON-PRINCIPAL
INVESTMENTS
AND
STRATEGIES     This prospectus does not describe various types of securities, strategies and practices which are available to, but are not the principal focus of, a particular portfolio. Such non-principal investments and strategies are discussed in the Statement of Additional Information.

TEMPORARY
DEFENSIVE
POSITIONS      A portfolio may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic, political or other conditions exist. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage, unless specifically noted under a portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

PORTFOLIO
TURNOVER Before investing in a portfolio, you should review its portfolio turnover rate for an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

               Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period. The portfolio turnover rates for each portfolio are presented in the Financial Highlights.

INDEPENDENT
AUDITORS Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The following financial highlights tables are intended to help you understand each of the portfolio's financial performance for the past 5 years (or, if shorter, for the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with a portfolio's financial statements, are included in the annual report, which is available upon request.


-------------------------------------------------------------------------------------------------------------------------------
FULLY MANAGED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------------------
                                                      12/31/01        12/31/00        12/31/99        12/31/98        12/31/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $    16.62      $    15.05      $    15.23      $    15.73      $    14.82
                                                     --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.36            0.47            0.50            0.36            0.39
Net realized and unrealized gain on
   investments and foreign currencies                      1.28            2.78            0.53            0.55            1.86
                                                     --------------------------------------------------------------------------
Total from investment operations                           1.64            3.25            1.03            0.91            2.25
                                                     --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (0.37)          (0.62)          (0.40)          (0.36)          (0.41)
Distributions from capital gains                          (0.39)          (1.06)          (0.81)          (1.05)          (0.93)
                                                     --------------------------------------------------------------------------
Total distributions                                       (0.76)          (1.68)          (1.21)          (1.41)          (1.34)
                                                     --------------------------------------------------------------------------
Net asset value, end of year                         $    17.50      $    16.62      $    15.05      $    15.23      $    15.73
===============================================================================================================================
Total return                                               9.92%          21.97%           6.92%           5.89%          15.27%
===============================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                   $  688,506      $  373,548      $  287,909      $  246,196      $  169,987
Ratio of operating expenses to average net assets          0.95%           0.95%           0.97%           0.98%           0.99%
Ratio of net investment income to average net assets       2.65%           3.24%           3.45%           2.83%           2.67%
Portfolio turnover rate                                      23%             42%             36%             44%             48%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
-------------------------------------------------------------------------------------------------------------------
                                                          12/31/01        12/31/00        12/31/99       12/31/98*#
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    18.67      $    29.59      $    18.10      $    15.68
                                                         ----------------------------------------------------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                                  (0.10)          (0.10)          (0.03)           0.01
Net realized and unrealized gain/(loss) on investments
    and foreign currencies                                    (4.31)           1.43           14.22            2.52
                                                         ----------------------------------------------------------
Total from investment operations                              (4.41)           1.33           14.19            2.53
                                                         ----------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             --              --              --           (0.01)
Distributions from capital gains                              (0.08)         (12.25)          (2.70)          (0.10)
                                                         ----------------------------------------------------------
Total distributions                                           (0.08)         (12.25)          (2.70)          (0.11)
                                                         ----------------------------------------------------------
Net asset value, end of period                           $    14.18      $    18.67      $    29.59      $    18.10
===================================================================================================================
Total return                                                 (23.62)%          8.18%          79.05%          16.12%++
===================================================================================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,133,396      $1,461,745      $  781,807      $  252,022
Ratio of operating expenses to average net assets              0.89%           0.88%           0.91%           0.95%+
Ratio of net investment income/(loss) to average
    net assets                                                (0.64)%         (0.58)%         (0.21)%          0.15%+
Portfolio turnover rate                                          94%            150%            159%             55%
-------------------------------------------------------------------------------------------------------------------

     *    The Mid-Cap Growth Portfolio commenced operations on August 14, 1998.
     +    Annualized
     ++   Non-annualized
     # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER    Directed Services, Inc. ("DSI") is the overall adviser to the GCG
               Trust. DSI is a New York corporation and is a wholly owned indirect subsidiary of ING. DSI is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. DSI is the principal underwriter and distributor of the Variable Contracts that Golden American Life Insurance
               Company issues. The address of DSI is 1475 Dunwoody Drive, West
               Chester, Pennsylvania 19380.

               DSI has overall responsibility for hiring portfolio managers and for periodically monitoring their performance. DSI considers performance records in light of a portfolio's investment objectives and policies. The GCG Trust pays an advisory fee to DSI for its services. Out of this advisory fee, DSI in turn pays the portfolio managers their respective portfolio management fee.

               In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

               DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

CLASS S
SHARES Effective May 1, 2002, the Trust offers investors Class I, Class S and Class A shares of each portfolio, subject to shareholder approval if required. For those portfolios that commenced operations prior to May 1, 2002, only the original class of shares will be offered until shareholder approval is obtained for the Trust's Multiple Class Plan. For those portfolios that commenced operations on or after May 1, 2002, all three classes of shares will be available, but only original or Class S shares are offered in this prospectus. It is anticipated that converting the original class of shares to the Class S shares will not cause any increase in expenses borne by shareholders.


SERVICE FEES --
CLASS S
SHARES The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

--------------------------------------------------------------------------------
                   OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------

               In connection with the implementation of the Trust's Multiple Class Plan for Class S shares, management of the Trust will reduce the current management fee of those portfolios that have commenced operations prior to May 1, 2002 by 0.25%, the same amount as the new service fee.

ADVISORY FEE   The GCG Trust pays DSI an advisory fee, payable monthly, based on the average daily net assets of a portfolio (or the combined net assets of portfolios).

               ADVISORY FEE PAID IN 2001. For portfolios that were in operation for the full 2001 year, the Trust paid DSI in 2001 an advisory fee at the following annual rates:

               -----------------------------------------------------------------
                                             FEE PAID TO ADVISER DURING 2001
               PORTFOLIO                 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
               -----------------------------------------------------------------
               Fully Managed                              0.94%
               -----------------------------------------------------------------
               Mid-Cap Growth                             0.88%
               -----------------------------------------------------------------

               * DSI has agreed to a voluntary fee waiver of 0.05% of assets in excess of $1.3 billion with respect to the Growth Portfolio through December 31, 2002.

               DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

               THE GCG TRUST IS DISTINCT IN THAT THE PORTFOLIO'S EXPENSE STRUCTURE IS SIMPLER AND MORE PREDICTABLE THAN THAT OF MOST MUTUAL FUNDS. DSI PAYS MANY OF THE ORDINARY EXPENSES FOR EACH PORTFOLIO, INCLUDING CUSTODIAL, ADMINISTRATIVE, TRANSFER AGENCY, PORTFOLIO ACCOUNTING, AUDITING, AND ORDINARY LEGAL EXPENSES. MOST MUTUAL FUNDS PAY FOR THESE EXPENSES DIRECTLY FROM THEIR OWN ASSETS.


--------------------------------------------------------------------------------
                                   SHARE PRICE
--------------------------------------------------------------------------------

               Purchase and redemption orders ("orders") are accepted only on days on which the New York Stock Exchange ("NYSE") is open for business ("a business day").

               A portfolio's share price (net asset value, or "NAV"), is calculated each business day after the close of trading (generally 4 p.m. Eastern time) on the NYSE.

               Therefore, orders received by the Trust via insurance company Separate Accounts on any business day prior to the close of NYSE trading will receive the price calculated at the close of trading that day. Orders received by a Separate Account after the close of trading on a business day, but prior to the close of business on the next business day, will receive the price calculated at the close of trading on that next business day.

               The net asset values per share of each portfolio, except the Liquid Asset Portfolio, fluctuates in response to changes in market conditions and other factors. The NAV of the shares of the Liquid Asset Portfolio will not fluctuate in response to changes in

--------------------------------------------------------------------------------
                             SHARE PRICE (CONTINUED)
--------------------------------------------------------------------------------

               market conditions for so long as the Portfolio is using the amortized cost method of valuation. The Liquid Asset Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of purchase and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity.

               The other portfolios' securities are valued based on market value. Market value is determined based on the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. If market quotations are not available, securities are valued at their fair value as determined in good faith by, or under the direction of, the Board. Instruments maturing in sixty days or less may be valued using the amortized cost method of valuation. The value of a foreign security is determined in its national currency based upon the price on the foreign exchange at close of business. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market before the time of valuation.

               Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity sixty days or less at their date of acquisition valued under the amortized cost method), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less may be valued at amortized cost unless the portfolio manager believes that amortized cost does not approximate market value.

               When a portfolio writes a put or call option, the amount of the premium is included in the portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium a portfolio pays for an option is recorded as an asset, and subsequently adjusted to market value. Futures and options traded on commodities exchanges or boards of trade are valued at their closing settlement price on such exchange or board of trade. Foreign securities quoted in foreign currencies generally are valued at translated foreign market closing prices.

               Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., Eastern time. The calculation of the net asset value of a portfolio investing in foreign securities may not take place contemporaneously with the determination of the prices of the securities included in the calculation. Because certain portfolios may invest in securities that are primarily listed on foreign exchanges, the value of the portfolio's shares may change on days when the separate account will not be able to purchase or redeem shares. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Prices derived under these procedures will be used in determining daily net asset value. Information that becomes known to the GCG Trust or its agents after the time that the net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events that may affect the value of these securities that occur between the time their prices are determined and the time the portfolio's net asset value is determined may not be reflected in the calculation of net asset value of the portfolio unless DSI or the portfolio manager, acting under authority delegated by

--------------------------------------------------------------------------------
                             SHARE PRICE (CONTINUED)
--------------------------------------------------------------------------------

               the Board of Trustees, deems
               that the particular event would materially affect net asset value. In this event, the securities would be valued at fair market value as determined in good faith by DSI or the portfolio manager acting under the direction of the Board.


--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

               The GCG Trust pays net investment income, if any, on your shares of each portfolio annually, except that net investment income of the Liquid Asset Portfolio is declared as a dividend daily and paid monthly and that the Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. We will automatically reinvest any distributions made by any portfolio in additional shares of that portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by a portfolio other than the Liquid Asset Portfolio will reduce the per share net asset value by the per share amount paid.

               Each portfolio of the GCG Trust that has commenced operations has qualified (any portfolio of the Trust that has not yet commenced operations intends to qualify) and expects to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to federal income tax on the part of their investment company taxable income (including any net capital gains) which they distribute to shareholders. It is each portfolio's intention to distribute all such income and gains.

               Shares of each portfolio are offered to the Separate Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts (the "Variable Contracts"). Under current tax law, your gains under your Variable Contract are taxed only when you take them out. Variable Contract purchasers should review the Variable Contract prospectus for a discussion of the tax treatment applicable to holders of the Variable Contracts.

               The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult with your tax adviser for more detailed information regarding taxes applicable to the Variable Contracts.

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

                       This page intentionally left blank.

----------------------------------------

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information,
dated May 1, 2002, has been filed with
the Securities and Exchange Commission,           ---------------------
and is made a part of this prospectus by
reference.                                        THE GCG TRUST
                                                  TRUSTEES
Additional information about the GCG
Trust's investments is available in the           Paul S. Doherty
GCG Trust's annual and semi-annual
reports to shareholders. In the annual            J. Michael Earley
report, you will find a discussion of
the market conditions and investment              R. Barbara Gitenstein
strategies that significantly affected
the GCG Trust's performance during its            R. Glenn Hilliard
last fiscal year.
                                                  Walter H. May
To obtain a free copy of these documents
or to make inquiries about the                    Thomas J. McInerney
portfolios, please write to our Customer
Service Center at P.O. Box 2700, West             Jock Patton
Chester, Pennsylvania 19380 or call
(800) 366-0066.                                   David W.C. Putnam

Information about the GCG Trust can be            Blaine E. Rieke
reviewed and copied at the Securities
and Exchange Commission ("SEC") Public            John G. Turner
Reference Room in Washington, D.C.
Information about the operation of the            Roger B. Vincent
Public Reference Room may be obtained by
calling the SEC at 1-202-942-8090.                Richard A. Wedemeyer
Reports and other information about the
GCG Trust are available on the EDGAR              ---------------------
Database on the SEC's Internet Site at
http://www.sec.gov. You may obtain
copies of information for a duplicating
fee by electronic request at the
following E-mail address:
publicinfo@sec.gov, or by writing the
SEC's Public Reference Section,
Washington, D.C. 20549-0102.

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05/01/02                                                   SEC File No. 811-5629